Investment Strategy - Global X Funds	Mar. 01, 2026
Global X MSCI Colombia ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the MSCI All Colombia Select 25/50 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Colombia. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to represent the performance of the broad Colombia equity universe, as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index (the "Index Provider"). The broad Colombia equity universe includes securities that are classified in Colombia according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Colombia and carry out the majority of their operations in Colombia. The Underlying Index also applies minimum liquidity thresholds as criteria for company inclusion. The Fund's investment objective and Underlying Index may be changed without shareholder approval.
The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the MSCI All Colombia Select 25/50 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Colombia. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector.
Global X MSCI China Consumer Discretionary ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the MSCI China Consumer Discretionary 10/50 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of consumer discretionary companies that are economically tied to China. For purposes of this policy, consumer discretionary companies include those companies that are classified in the consumer discretionary sector under the Global Industry Classification System ("GICS"). The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index tracks the performance of companies in the MSCI China Index (the "Parent Index") that are classified in the consumer discretionary sector, as defined by MSCI, Inc. ("MSCI") the provider of the Underlying Index (the "Index Provider"). The Parent Index is a free float-adjusted market capitalization-weighted index designed to measure the performance of securities that are classified as operating in China according to the MSCI Global Investable Markets Index Methodology, and that satisfy minimum market capitalization and liquidity thresholds. The securities eligible for inclusion in the Underlying Index include H-Shares (securities of companies incorporated in China that are denominated in Hong Kong Dollars and listed on the Hong Kong Stock Exchange (the "HKSE")), B-Shares (securities of companies denominated in U.S. dollars or Hong Kong dollars and listed on Shanghai Stock Exchange (the "SSE") or Shenzen Stock Exchange (the "SZSE")), Red Chips (securities of companies with a majority of their business operations in mainland China and that are controlled by the national government or local governments of China, traded on the HKSE in Hong Kong dollars), P-Chips (securities of companies with the majority of their business operations in mainland China and controlled by individuals in China, but that are incorporated outside of China), A-Shares (securities of companies incorporated in mainland China that trade on Chinese exchanges in renminbi) that are accessible through the Shanghai-Hong Kong Stock Connect program ("Shanghai Connect") or the Shenzhen-Hong Kong Stock Connect program ("Shenzhen Connect", and together with Shanghai Connect, "Stock Connect Programs"), and foreign listings such as American Depositary Receipts ("ADRs"). The Stock Connect Programs are securities trading and clearing programs that aim to achieve mutual stock market access between China and Hong Kong. Under Stock Connect, the Fund's trading of eligible A-shares listed on the SSE or the SZSE, as applicable, would be effectuated through its Hong Kong brokers. Trading through the Stock Connect Programs is subject to a daily quota, which limits the maximum net purchases under Stock Connect Programs each day, and as such, buy orders for A-shares would be rejected once the daily quota is exceeded (although the Fund will be permitted to sell A-shares regardless of the daily quota balance). The daily quota is not specific to the Fund. From time to time, other stock exchanges in China may participate in Stock Connect, and A-shares listed and traded on such other stock exchanges and accessible through Stock Connect may be added to the Underlying Index, as determined by MSCI.

The Underlying Index then follows a rules-based methodology that is designed to select all constituents of the Parent Index that are classified in the consumer discretionary sector under the GICS. The Underlying Index is weighted according to each component's free float adjusted market capitalization, but is modified so that, as of the rebalance date, no group entity (defined by the Index Provider as companies with a controlling stake owned by one entity) constitutes more than 10% of the Underlying Index and so that, in the aggregate, the individual group entities that would represent more than 5% of the Underlying Index represent no more than 50% of the Underlying Index ("10/50 Cap"). The Underlying Index is reconstituted and re-weighted quarterly. The Underlying Index may include large- and mid-capitalization companies. As of December 31, 2025, the Underlying Index had 57 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index. The Fund will not invest in investment companies or other pooled investment vehicles, except for limited investment in money market funds utilized for cash management purposes in the ordinary course of business, which money market funds will not exceed 10% of Fund assets.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the automobiles and broadline retail industries and had significant exposure to the consumer discretionary sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the MSCI China Consumer Discretionary 10/50 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of consumer discretionary companies that are economically tied to China. For purposes of this policy, consumer discretionary companies include those companies that are classified in the consumer discretionary sector under the Global Industry Classification System ("GICS"). The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the automobiles and broadline retail industries and had significant exposure to the consumer discretionary sector.
Global X MSCI Norway ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the MSCI Norway IMI 25/50 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Norway. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to represent the performance of the broad Norway equity universe, as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index (the "Index Provider"). The broad Norway equity universe includes securities that are classified in Norway according to the MSCI Global Investable Market Index Methodology, which is a methodology that seeks to identify the investable universe of companies globally in order to facilitate the construction of replicable indexes such as the Underlying Index. The MSCI Global Investable Market Index Methodology screens companies using size, liquidity and other criteria in order to determine the investable universe. The country classification of a company is generally determined by the Index Provider using the company’s country of incorporation and the primary listing of its securities. The Index Provider will classify a company in the country of incorporation if its securities have a primary listing in this country. In such cases where a company’s securities have a primary listing outside of the country of incorporation, additional criteria such as the location of the company’s headquarters and the geographic distribution of its operations (e.g. assets and revenues), management, and shareholder base are considered for classification purposes. The Underlying Index follows a rules-based methodology that is designed to select securities that satisfy the above criteria and which meet minimum market capitalization and liquidity requirements.

The Underlying Index is weighted according to each component's free float adjusted market capitalization. The weights are further modified so that, as of the rebalance date, no group entity (defined by the Index Provider as companies with a controlling stake owned by one entity) constitutes more than 25% of the Underlying Index and so that, in the aggregate, the individual group entities that would represent more than 5% of the Underlying Index represent no more than 50% of the Underlying Index ("25/50 Cap"). The Underlying Index is reconstituted and re-weighted quarterly. The Underlying Index may include large-, mid- and small-capitalization companies, and components primarily include financials, consumer staples and energy companies. As of December 31, 2025, the Underlying Index had 56 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector.

The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the MSCI Norway IMI 25/50 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Norway. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector.
Global X FTSE Southeast Asia ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the FTSE/ASEAN 40 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Singapore, Malaysia, Indonesia, Thailand and the Philippines. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index tracks the equity performance of the 40 largest and most liquid companies in the five Association of Southeast Asian Nations ("ASEAN") regions: Singapore, Malaysia, Indonesia, Thailand and the Philippines, as defined by FTSE International Limited ("FTSE"), the provider of the Underlying Index (the "Index Provider"). In order to be eligible for inclusion in the Underlying Index, a company must be a member of the FTSE All World Country Index for Singapore, Malaysia, Thailand, Indonesia or the Philippines. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the FTSE/ASEAN 40 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Singapore, Malaysia, Indonesia, Thailand and the Philippines. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector.
Global X MSCI Argentina ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the MSCI All Argentina 25/50 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Argentina. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to represent the performance of the broad Argentina equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index (the "Index Provider"). The broad Argentina equity universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina. The Underlying Index targets a minimum of 25 securities and 20 issuers at construction. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry or sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the MSCI All Argentina 25/50 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Argentina. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry or sector.
Global X MSCI Greece ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the MSCI All Greece Select 25/50 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Greece. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to represent the performance of the broad Greece equity universe, as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index (the "Index Provider"). The broad Greece equity universe includes securities that are classified in Greece according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Greece and carry out the majority of their operations in Greece. The Underlying Index also applies minimum liquidity thresholds as criteria for company inclusion. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the MSCI All Greece Select 25/50 Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Greece. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector.
Global X DAX Germany ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the DAX® Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index tracks the segment of the largest and most actively traded companies - known as blue chips - on the German equities market. The Index contains the shares of among the 40 largest German companies in terms of liquidity and free float market capitalization admitted to the Frankfurt Stock Exchange in the Prime Standard segment. Liquidity is defined as book order volume, which is the sum of the daily turnover over the prior 12-month period. The Prime Standard segment is a market segment of the Frankfurt Stock Exchange which includes companies with higher transparency and reporting standards than those of the General Standard, which is the minimum reporting standard currently required by EU-regulation. The 40 stocks contained in the Index generally represent about 80% of the market capitalization listed in Germany.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the industrials sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the DAX® Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the industrials sector.
Global X MSCI Vietnam ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the MSCI Vietnam Select 25-50 Index (the “Underlying Index”) (typically denominated in local currency) and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund may invest in ADRs and GDRs when the Fund’s portfolio managers determine doing so to be advantageous versus investing directly in the securities of the Underlying Index. For example, ADRs or GDRs may at times have more liquidity than locally denominated securities, may in certain circumstances be more cost effective than investing in locally denominated securities and/or may be used where there are prohibitions on investment in locally denominated securities. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Vietnam. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.

The Underlying Index is designed to represent the performance of the broad Vietnam equity universe, while including a minimum number of constituents, as defined by MSCI, Inc. ("MSCI"), the provider of the Underlying Index (the "Index Provider"). The broad Vietnam equity universe includes securities that are classified in Vietnam according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Vietnam and carry out the majority of their operations in Vietnam, as determined solely by the Index Provider. The country classification of a company is generally determined by the Index Provider using the company’s country of incorporation and the primary listing of its securities. The Index Provider will classify a company in the country of incorporation if its securities have a primary listing in that country. In such cases where a company’s securities have a primary listing outside of the country of incorporation, additional criteria such as the location of the company’s headquarters and the geographic distribution of its operations (e.g. assets and revenues), management, and shareholder base are considered by the Index Provider for classification purposes. The Underlying Index follows a rules-based methodology that is designed to select all securities that satisfy the above criteria and which have a market capitalization greater than or equal to the 85th percentile of listed frontier market securities, have an annual traded value ratio (a measure of liquidity calculated by the Index Provider) greater than or equal to 15%, and have traded on greater than or equal to 50% of trading days over the past twelve months.

The Underlying Index is weighted according to each component's free float adjusted market capitalization. Free float adjusted market capitalization measures a company’s market capitalization discounted by the percentage of its shares readily available to be traded by the general public in the open market (“free float”). In addition, a liquidity discount factor based on the security’s annual traded value ratio (“ATVR”) is applied. ATVR is a liquidity metric calculated by the Index Provider. The liquidity discount factor is applied to each company’s free float market capitalization for the purposes of calculating the allocated index weight to each constituent, such that the allocated index weight is lower for less liquid securities (and higher for more liquid securities) than it would otherwise be. The weights are further modified for diversification purposes, so that, as of the rebalance date, no group entity (defined by the Index Provider as companies that are jointly controlled by a single parent company) constitutes more than 25% of the Underlying Index and so that, in the aggregate, the individual group entities that would represent more than 5% of the Underlying Index represent no more than 50% of the Underlying Index ("25/50 Cap"). The Underlying Index and the Fund are reconstituted and re-weighted quarterly. The Underlying Index may include large- and mid-capitalization companies, and components primarily include financials and real estate companies. As of December 31, 2025, the Underlying Index is expected to hold 69 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the real estate management and development industry and had significant exposure to the real estate and financials sectors. As of December 31, 2025, the constituents of the Underlying Index that are categorized as being part of the real estate management and development industry include companies that are involved in the construction and development of apartments, shopping malls, hotels, office buildings, trade centers, retail complexes and other commercial properties. In addition, these companies may be involved in property management, brokerage and leasing services. The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the MSCI Vietnam Select 25-50 Index (the “Underlying Index”) (typically denominated in local currency) and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund may invest in ADRs and GDRs when the Fund’s portfolio managers determine doing so to be advantageous versus investing directly in the securities of the Underlying Index. For example, ADRs or GDRs may at times have more liquidity than locally denominated securities, may in certain circumstances be more cost effective than investing in locally denominated securities and/or may be used where there are prohibitions on investment in locally denominated securities. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to Vietnam. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the real estate management and development industry and had significant exposure to the real estate and financials sectors.
Global X Copper Miners ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Solactive Global Copper Miners Total Return Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to the copper mining industry. Companies economically tied to the copper mining industry include those engaged in copper mining and/or closely related activities such as exploration and refining. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the copper mining industry, as defined by Solactive AG, the provider of the Underlying Index (the "Index Provider"). As of December 31, 2025, the Underlying Index had 41 constituents, 37 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the metals and mining industry and had significant exposure to the materials sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Solactive Global Copper Miners Total Return Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to the copper mining industry. Companies economically tied to the copper mining industry include those engaged in copper mining and/or closely related activities such as exploration and refining. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the metals and mining industry and had significant exposure to the materials sector.
Global X Silver Miners ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Solactive Global Silver Miners Total Return Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to the silver mining industry. Companies economically tied to the silver mining industry include those engaged in silver mining and/or closely related activities such as exploration and refining. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the silver mining industry, as defined by Solactive AG, the provider of the Underlying Index (the "Index Provider"). As of December 31, 2025, the Underlying Index had 39 constituents, 29 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the metals and mining industry and had significant exposure to the materials sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Solactive Global Silver Miners Total Return Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to the silver mining industry. Companies economically tied to the silver mining industry include those engaged in silver mining and/or closely related activities such as exploration and refining. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the metals and mining industry and had significant exposure to the materials sector.
Global X Gold Explorers ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Solactive Global Gold Explorers & Developers Total Return Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to the gold exploration industry. Companies economically tied to the gold exploration industry include those engaged in the exploration of gold mining projects. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is a free float-adjusted, liquidity-tested and market capitalization-weighted index that is designed to measure broad-based equity market performance of global companies involved in gold exploration, as defined by Solactive AG, the provider of the Underlying Index (the "Index Provider"). As of December 31, 2025, the Underlying Index had 49 constituents, 44 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the metals and mining industry and had significant exposure to the materials sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Solactive Global Gold Explorers & Developers Total Return Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to the gold exploration industry. Companies economically tied to the gold exploration industry include those engaged in the exploration of gold mining projects. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the metals and mining industry and had significant exposure to the materials sector.
Global X Uranium ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Solactive Global Uranium & Nuclear Components Total Return Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are active in some aspect of the uranium industry such as mining, refining, exploration, manufacturing of equipment for the uranium industry, technologies related to the uranium industry or the production of nuclear components, as well as investment trusts whose primary purpose is to provide exposure to physical uranium, and companies which primary business is the production/development of nuclear reactors and associated technology. The Fund may also invest in companies that do not derive a significant percentage of revenues from activities related to the uranium industry, but generate large absolute revenues from the uranium industry (in particular, uranium mining, exploration for uranium, physical uranium investments, technologies related to the uranium industry, or the production of nuclear components). The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to measure broad based equity market performance of global companies involved in the uranium industry, as determined by Solactive AG, the provider of the Underlying Index (the "Index Provider"), including companies that are engaged in uranium mining, exploration for uranium, technologies related to the uranium industry and the production of nuclear components. The stocks are screened for liquidity and weighted according to modified effective market capitalization, using a scheme that accounts for liquidity in determining final weights. In addition, the Index Provider, in partnership with ESG data provider Minerva Analytics Ltd., will screen the companies for exposure to "Controversial Weapons" on a quarterly basis. A company will be considered as exposed to Controversial Weapons and excluded from the Underlying Index if: (i) it is involved in the production development or maintenance of anti-personnel mines, biological or chemical weapons, cluster munitions, depleted uranium, nuclear weapons, or any other weapon that violate humanitarian principles through normal use; (ii) it produces or develops key and dedicated components for controversial weapons; (iii) it holds more than a 20% stake in a company that is involved in controversial weapons; or it is more than 50% owned by a company that is involved in controversial weapons. As of December 31, 2025, the Underlying Index had 49 constituents, 43 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the oil, gas and consumable fuels industry and had significant exposure to the energy sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Solactive Global Uranium & Nuclear Components Total Return Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are active in some aspect of the uranium industry such as mining, refining, exploration, manufacturing of equipment for the uranium industry, technologies related to the uranium industry or the production of nuclear components, as well as investment trusts whose primary purpose is to provide exposure to physical uranium, and companies which primary business is the production/development of nuclear reactors and associated technology. The Fund may also invest in companies that do not derive a significant percentage of revenues from activities related to the uranium industry, but generate large absolute revenues from the uranium industry (in particular, uranium mining, exploration for uranium, physical uranium investments, technologies related to the uranium industry, or the production of nuclear components). The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the oil, gas and consumable fuels industry and had significant exposure to the energy sector.
Global X Gold Miners ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the NYSE® Arca Gold Miners Index® (the "Underlying Index"), which may include common stocks, as well as American Depositary Receipts ("ADRs") and Global Depositary Receipts (“GDRs”) based on the securities in the Underlying Index and preferred securities with equity-like characteristics such as those of common stocks. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to track the performance of global companies that are involved in the gold mining industry, as determined by ICE Data Indices, LLC (the "Index Provider"). Such companies may include large-, mid-, or small-capitalization companies and foreign issuers. The Underlying Index is primarily comprised of publicly traded companies that are involved in the mining of gold and silver ore. In constructing the Underlying Index, the Index Provider identifies a universe of eligible securities that are classified according to the Intercontinental Exchange, Inc. (“ICE”) Uniform Sector Classification schema within the gold or silver sub-industry (each, a "Gold Company" or "Silver Company"). Under the ICE schema, a company is assigned a sub-industry based on the business activity that generates the majority of the company’s revenues. Companies that are engaged in two or more substantially different business activities are assigned the sub-industry that provides the majority of both the company’s revenues and earnings. Therefore, constituents of the Underlying Index that are classified as Silver Companies may also have gold mining related operations and revenue exposures. ICE is an independent leading financial data provider that maintains a comprehensive structured taxonomy designed to offer precise classification of global companies and their individual business units. The weight of companies classified as silver companies will not exceed 20% of the Underlying Index at rebalance.

To be a part of the initial universe, companies must meet certain minimum market capitalization and liquidity criteria, as determined by the Index Provider. As of December 31, 2025, companies must have a minimum market capitalization of $750 million and an average daily turnover for the last 3 months greater than or equal to $1 million. The Underlying Index will be exposed to companies listed in developed and emerging markets.

The Underlying Index is weighted according to a modified float-adjusted market-capitalization weighting methodology and is reconstituted and rebalanced on a quarterly basis. The modified capitalization weighting seeks to weight constituents based on their “free float” market capitalization subject to caps on the weights of the individual securities. Free float market capitalization measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market. At each rebalance, the maximum weight of an individual security is capped at 20%. Modified capitalization weighting is expected to limit the Fund’s exposure to the largest market capitalization companies in the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies; however, the Underlying Index is not required to reflect any one or all market capitalizations. As of December 31, 2025, the Underlying Index had 92 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the metals and mining industry and had significant exposure to the materials sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the NYSE® Arca Gold Miners Index® (the "Underlying Index"), which may include common stocks, as well as American Depositary Receipts ("ADRs") and Global Depositary Receipts (“GDRs”) based on the securities in the Underlying Index and preferred securities with equity-like characteristics such as those of common stocks. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the metals and mining industry and had significant exposure to the materials sector.
Global X Lithium & Battery Tech ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Solactive Global Lithium Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to the lithium industry. Companies economically tied to the lithium industry include those engaged in lithium mining and lithium battery production. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the lithium industry, as defined by Solactive AG, the provider of the Underlying Index (the "Index Provider"). As of December 31, 2025, the Underlying Index had 40 constituents, 33 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the metals and mining industry and had significant exposure to the materials sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Solactive Global Lithium Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund also invests at least 80% of its total assets in securities of companies that are economically tied to the lithium industry. Companies economically tied to the lithium industry include those engaged in lithium mining and lithium battery production. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the metals and mining industry and had significant exposure to the materials sector.
Global X SuperDividend ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Solactive Global SuperDividend® Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index tracks the performance of 100 equally-weighted companies that rank among the highest dividend yielding equity securities in the world, including emerging market countries, as defined by Solactive AG, the provider of the Underlying Index (the "Index Provider"). The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Solactive Global SuperDividend® Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector.
Global X Social Media ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund will invest at least 80% of its total assets in the securities of the Solactive Social Media Total Return Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index tracks the equity performance of the largest and most liquid companies involved in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications, as defined by Solactive AG, the provider of the Underlying Index (the "Index Provider"). As of December 31, 2025, the Underlying Index had 49 constituents, 20 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the interactive media and services industry and had significant exposure to the communication services sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its total assets in the securities of the Solactive Social Media Total Return Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the interactive media and services industry and had significant exposure to the communication services sector.
Global X Guru Index ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Solactive Guru Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities characterized as hedge funds, as defined by Solactive AG, the provider of the Underlying Index (the "Index Provider").

Hedge funds are selected by the Index Provider from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Hedge funds must have minimum reported holdings of $500 million in their Form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with a concentrated top holding are included in the selection process.

Once the hedge fund pool has been determined, the Index Provider utilizes Form 13F filings to compile the top stock holding from each of these hedge funds. The stocks are screened for liquidity, equal weighted, and rebalanced quarterly following the Form 13F filing timeline. As of December 31, 2025, the Underlying Index had 78 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry or sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Solactive Guru Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry or sector.
Global X SuperIncome Preferred ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund will invest at least 80% of its total assets in the securities of the Global X U.S. High Yield Preferred Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. Moreover, at least 80% of the Fund's total assets will be invested in preferred securities. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is owned and was developed by Global X Management Company LLC (the “Index Provider”), an affiliate of the Fund and the Fund’s investment adviser (the “Adviser”). The Underlying Index tracks the performance of the highest-yielding preferred securities listed in the United States, as determined by Solactive AG, the administrator of the Underlying Index (“Index Administrator”). The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the Index Administrator. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. As of December 31, 2025, the Underlying Index had 49 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.
In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders, and which takes precedence over common stock in the event of the company's liquidation. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance. The Underlying Index may include many different categories of preferred stock, such as floating and fixed rate preferreds, perpetual preferred stock, trust preferred securities, cumulative and non-cumulative preferreds or preferred stocks with a callable or conversion feature.

The Index Administrator determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its total assets in the securities of the Global X U.S. High Yield Preferred Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. Moreover, at least 80% of the Fund's total assets will be invested in preferred securities. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector.
Global X SuperDividend U.S. ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Indxx SuperDividend® U.S. Low Volatility Index (the "Underlying Index"). The Fund also invests at least 80% of its total assets in dividend-yielding U.S. securities. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index tracks the performance of 50 equally-weighted common stocks, including Master Limited Partnerships ("MLPs") and Real Estate Investment Trusts ("REITs"), that rank among the highest dividend yielding equity securities in the United States, as defined by Indxx, LLC, the provider of the Underlying Index (the "Index Provider"). The components of the Underlying Index have paid dividends consistently over the last two years. The Underlying Index is comprised of securities that the Index Provider determines to have lower relative volatility, as measured by the beta, a measure of a security's sensitivity to the movements of the broader market, of each security relative to the market benchmark. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry or sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Indxx SuperDividend® U.S. Low Volatility Index (the "Underlying Index"). The Fund also invests at least 80% of its total assets in dividend-yielding U.S. securities. The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry or sector.
Global X MSCI SuperDividend Emerging Markets ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the MSCI Emerging Markets Top 50 Dividend Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The MSCI Emerging Markets Top 50 Dividend Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in Emerging Markets, as defined by MSCI. The Underlying Index may include components from the following countries: Brazil, Chile, China, Colombia, Czechia, Egypt, Greece, Hungary, India, Indonesia, South Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The MSCI Emerging Markets Top 50 Dividend Index begins with the MSCI Emerging Markets Index, which is a capitalization-weighted index, as its starting universe, and then follows a rules-based methodology that is designed to select among the highest dividend yielding equity securities of the MSCI Emerging Markets Index. The MSCI Emerging Markets Top 50 Dividend Index is equal weighted and rebalanced annually. The Fund's investment objective and Underlying Index may be changed without shareholder approval.
The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the MSCI Emerging Markets Top 50 Dividend Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the banking industry and had significant exposure to the financials sector.
Global X SuperDividend REIT ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Solactive Global SuperDividend® REIT Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. Moreover, at least 80% of the Fund's total assets are invested in securities of Real Estate Investment Trusts ("REITs"). The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index tracks the performance of REITs that rank among the highest yielding REITs globally, as determined by Solactive AG, the provider of the Underlying Index (the "Index Provider"). The Index Provider screens the highest yielding REITs to exclude REITs that have historically exhibited the highest volatility, as determined by the Index Provider. As of December 31, 2025, the Underlying Index had 30 constituents, 9 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the mortgage real estate investment industry and had significant exposure to the financials and real estate sectors.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Solactive Global SuperDividend® REIT Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. Moreover, at least 80% of the Fund's total assets are invested in securities of Real Estate Investment Trusts ("REITs"). The Fund's 80% investment policies are non-fundamental and require 60 days prior written notice to shareholders before they can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the mortgage real estate investment industry and had significant exposure to the financials and real estate sectors.
Global X Renewable Energy Producers ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Indxx Renewable Energy Producers Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to provide exposure to publicly traded companies that produce energy from renewable sources including wind, solar, hydroelectric, geothermal, and biofuels (including publicly traded companies that are formed to own operating assets that produce defined cash flows (“YieldCos”)) (collectively, "Renewable Energy Companies"), as defined by Indxx LLC, the provider of the Underlying Index (the "Index Provider").

In constructing the Underlying Index, the Index Provider first identifies FactSet Industries related to renewable energy production. Companies within these industries, as of the selection date, are further reviewed by the Index Provider on the basis of revenue related to renewable energy production. To be eligible for the Underlying Index, a company is considered by the Index Provider to be a Renewable Energy Company if the company generates at least 50% of its revenues from renewable energy production, as determined by the Index Provider. The Index Provider classifies Renewable Energy Companies as those companies that produce energy from renewable sources, including: wind, solar, hydroelectric, geothermal, and biofuels (including YieldCos), as determined by the Index Provider.
The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Underlying Index may include large-, mid- or small-capitalization companies, and components may include, but are not limited to, utilities, industrials and energy companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the independent power and renewable energy industry and had significant exposure to the utilities sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Indxx Renewable Energy Producers Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the independent power and renewable energy industry and had significant exposure to the utilities sector.
Global X S&P 500 Catholic Values ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the S&P 500® Catholic Values Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The S&P 500® Catholic Values Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops ("USCCB"). As of December 31, 2025, the activities screened for constituents’ exclusion by the S&P 500® Catholic Values Index included Abortion, Contraceptives, Human Embryonic Stem Cells, Adult Entertainment, Controversial Weapons, Military Contracting, Gambling, Tobacco, Cannabis, and Child Labor. The Underlying Index then reweights the remaining constituents so that the Underlying Index's sector exposures matches the sector exposures of the S&P 500® Index. The Underlying Index is sponsored by Standard & Poor's Financial Services LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. As of December 31, 2025, the Underlying Index had 445 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the S&P 500® Catholic Values Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.
Global X MSCI SuperDividend EAFE ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the MSCI EAFE Top 50 Dividend Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in Europe, Australasia and the Far East, as defined by MSCI, the provider of the Underlying Index (the "Index Provider"). The Underlying Index begins with the MSCI EAFE Index, which is a capitalization-weighted index, and then follows a rules-based methodology that is designed to select among the highest dividend yielding equity securities of the MSCI EAFE Index. The Underlying Index is equal weighted and rebalanced annually. As of December 31, 2025, components from the following 21 developed market countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large-, mid- or small-capitalization companies. As of December 31, 2025, the Underlying Index primarily includes components from the following sectors: Consumer Discretionary, Energy, Financials, Materials, Real Estate, Telecommunication Services, and Utilities. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time. The Fund's investment objective and Underlying Index may be changed without shareholder approval.
The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the MSCI EAFE Top 50 Dividend Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector.
Global X E-commerce ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Solactive E-commerce Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is designed to provide exposure to exchange-listed companies that are positioned to benefit from the increased adoption of e-commerce as a distribution model, including but not limited to companies whose principal business is in operating e-commerce platforms, providing e-commerce software and services, and/or selling goods and services online (collectively, "E-commerce Companies"), as defined by Solactive AG, the provider of the Underlying Index (the "Index Provider").

In constructing the Underlying Index, the Index Provider first applies a proprietary natural language processing algorithm to the eligible universe, which seeks to identify and rank companies with direct exposure to the e-commerce industry based on filings, disclosures and other public information (e.g. regulatory filings, earnings transcripts, etc.). Companies identified by the natural language processing algorithm, as of the selection date, are further reviewed by the Index Provider on the basis of revenue related to e-commerce activities. To be eligible for the Underlying Index, a company is considered by the Index Provider to be an E-commerce Company if the company generates at least 50% of its revenues from e-commerce activities, as determined by the Index Provider. E-commerce Companies are those companies that (i) operate e-commerce platforms that connect buyers and sellers of goods and services via online marketplaces, (ii) provide e-commerce software, analytics or services that facilitate the development and enhancement of e-commerce platforms, and/or (iii) primarily sell goods and services online and generate the majority of their overall revenue from online retail, as determined by the Index Provider.

To be a part of the eligible universe of the Underlying Index, certain minimum market capitalization and liquidity criteria, as defined by the Index Provider, must be met. As of December 31, 2025, companies must have a minimum market capitalization of $200 million and a minimum average daily turnover for the last 6 months greater than or equal to $2 million in order to be eligible for inclusion in the Underlying Index. As of December 31, 2025, companies listed in the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Brazil, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, Turkey, United Kingdom and the United States.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually, with each included security being allocated a maximum weight of 4% and a minimum weight of 0.3% in connection with each semi-annual rebalance. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include information technology and consumer discretionary companies. As of December 31, 2025, the Underlying Index had 40 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the broadline retail industry and had significant exposure to the consumer discretionary sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Solactive E-commerce Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the broadline retail industry and had significant exposure to the consumer discretionary sector.
Global X S&P Catholic Values Developed ex-U.S. ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the S&P Developed ex-U.S. Catholic Values Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to provide exposure to developed market equity securities outside the U.S. while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index is based on the S&P EPAC ex-Korea Large Cap Index, a benchmark index that provides exposure to the large capitalization segment of developed markets within the Europe and Asia Pacific regions, excluding Korea. The S&P EPAC ex-Korea Large Cap Index does not target any specific sector exposure. All index constituents are members of the S&P EPAC ex-Korea Large Cap Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops ("USCCB"). As of December 31, 2025, the activities screened for constituents’ exclusion by the S&P EPAC ex-Korea Large Cap Index included Abortion, Contraceptives, Human Embryonic Stem Cells, Adult Entertainment, Controversial Weapons, Military Contracting, Gambling, Tobacco, Cannabis, and Child Labor. The Underlying Index then reweights the remaining constituents so that the Underlying Index’s sector exposures match the current sector exposures of the S&P EPAC ex-Korea Large Cap Index. The Underlying Index is sponsored by Standard & Poor’s Financial Services LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. As of December 31, 2025, the Underlying Index had 361 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the S&P Developed ex-U.S. Catholic Values Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector.
Global X NASDAQ 100 Collar 95-110 ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Nasdaq-100 Quarterly Collar 95-110 Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100® Index and applies an options collar strategy (i.e., a mix of short (sold) call options and long (purchased) put options) on the NASDAQ 100® Index. The Underlying Index specifically reflects the performance of the component securities of the NASDAQ 100® Index, combined with a long position in 5% out-of-the money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the NASDAQ 100® Index. The implications of the long put option and short call option are described in more detail here:

Put Options - When an investor purchases a put option, the investor pays an amount (premium) to acquire the right (but not the obligation) to sell shares of a reference asset at a specified exercise (“strike”) price on the expiration date. If the reference asset closes below the strike price as of the expiration date and the investor exercises the put option, the investor will be entitled to receive the difference between the value of the reference asset and the strike price. If the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the investor’s loss is limited to the amount of premium it paid.
Call Options – When an investor sells a call option, the investor receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the investor will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the investor retains the premium.

On a quarterly basis, the Underlying Index will take long positions in quarterly put options with an exercise price generally at 5% below the prevailing market price of the NASDAQ 100® Index and take short positions in quarterly call options with an exercise price generally at 10% above the prevailing market price of the NASDAQ 100® Index. However, if put and/or call options with those precise strike prices are unavailable, the Underlying Index will instead select the put option with the strike price closest to 5% below the prevailing market price of the NASDAQ 100® Index, and call options with the strike price closest to 10% above the prevailing market price of the NASDAQ 100® Index. Each option position will (i) be traded on a national securities exchange; (ii) be held until the expiration date; (iii) expire on its date of maturity (in the next calendar quarter); (iv) only be subject to exercise on its expiration date; and (v) be settled in cash.

The NASDAQ 100® Index is a modified market capitalization weighted index containing equity securities of the 100 largest non-financial companies listed on the NASDAQ Stock Market. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by Nasdaq, Inc. (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The call options sold by the Fund will be collateralized by the Fund's equity holdings at the time the Fund sells the options. By purchasing put options and selling call options on the value of the portfolio of stocks in the NASDAQ 100® Index, the Fund's collar strategy may generate some income, which may offset some of the cost of purchasing the put option, while protecting the Fund from a significant decline in the price of the NASDAQ 100® Index, if the put options become in the money. If the value of the NASDAQ 100® Index is below the strike price of the Fund’s put options positions upon the expiration of the put option, then at expiration the put will be worth the difference between the strike price and the value of the NASDAQ 100® Index, so the value of the put option would protect the Fund from further losses below the strike price of the put. For example, if the NASDAQ 100® Index were to fall by 15% from the time the put option was purchased to the time the put option expired, then the put option would be expected to have a value equal to approximately 10% of the value the portfolio had at the time when the put option was purchased, which would limit the Fund’s loss from the decrease in the NASDAQ 100® Index over the relevant period to 5%. The level of protection the Fund provides from declines in the price of the NASDAQ 100® Index during the period a given put option contract is held will vary depending on the relative difference between the strike price of the Fund’s put options positions and the price of the NASDAQ 100® Index. Similarly, if the value of the NASDAQ 100® Index is above the strike price of the Fund’s call options positions upon the expiration of the call option, then at expiration the Fund would owe the purchaser of the call option the difference between the strike price and the value of the NASDAQ 100® Index, so the amount owed with respect to the call option offset any gains the Fund may experience from the securities held. For example, if the NASDAQ 100® Index were to increase by 15% from the time the call option was sold to the time the call option expired, then the call option would be expected to have a value equal to approximately 5% of the value the portfolio had at the time when the call option was purchased, which limit the Fund’s gains from the increase in the NASDAQ 100® Index over the relevant period to 10%. An investor that purchases Fund shares other than on the day that the Fund takes long positions in quarterly put options and short positions in quarterly call options, or who sells shares other than on the day that the put options and call options expire, may experience different investment returns, depending on the relative difference between the strike price of the Fund’s put options positions and call options positions, and the price of the NASDAQ 100® Index.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.
The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Semiconductors and Semiconductor Equipment Industry and had significant exposure to the information technology sector. The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Semiconductors and Semiconductor Equipment Industry and had significant exposure to the information technology sector.
Global X NASDAQ 100 Tail Risk ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Nasdaq-100 Quarterly Protective Put 90 Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the NASDAQ 100® Index and applies a protective put strategy (i.e. long (purchased) put options) on the NASDAQ 100® Index. The Underlying Index specifically reflects the performance of the component securities of the NASDAQ 100® Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the NASDAQ 100® Index. The implications of the long put option are described in more detail here:

Put Options - When an investor purchases a put option, the investor pays an amount (premium) to acquire the right (but not the obligation) to sell shares of a reference asset at a specified exercise (“strike”) price on the expiration date. If the reference asset closes below the strike price as of the expiration date and the investor exercises the put option, the investor will be entitled to receive the difference between the value of the reference asset and the strike price. If the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the investor’s loss is limited to the amount of premium it paid.
On a quarterly basis, the Underlying Index will take long positions in quarterly put options with an exercise price generally at 10% below the prevailing market price of the NASDAQ 100® Index. However, if put options with that precise strike price are unavailable, the Underlying Index will instead select the put option with the strike price closest to but greater than 10% below the prevailing market price of the NASDAQ 100® Index. Each option position will (i) be traded on a national securities exchange; (ii) be held until the expiration date; (iii) expire on its date of maturity (in the next calendar quarter); (iv) only be subject to exercise on its expiration date; and (v) be settled in cash.

The NASDAQ 100® Index is a modified market capitalization weighted index containing equity securities of the 100 largest non-financial companies listed on the NASDAQ Stock Market. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by Nasdaq, Inc. (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. By purchasing put options on the value of the portfolio of stocks in the NASDAQ 100® Index, the Fund’s protective put strategy may protect the Fund from a significant decline in the price of the NASDAQ 100® Index, if the put options become in the money. If the value of the NASDAQ 100® Index is below the strike price of the Fund’s put options positions upon the expiration of the put option, then at expiration the put will be worth the difference between the strike price and the value of the NASDAQ 100® Index, so the value of the put option would protect the Fund from further losses below the strike price of the put. For example, if the NASDAQ 100® Index were to fall by 15% from the time the put option was purchased to the time the put option expired, then the put option would be expected to have a value equal to approximately 5% of the value the portfolio had at the time when the put option was purchased, which would limit the Fund’s loss from the decrease in the NASDAQ 100® Index over the relevant period to 10%. The level of protection the Fund provides from declines in the price of the NASDAQ 100® Index during the period a given put option contract is held will vary depending on the relative difference between the strike price of the Fund’s put option position and the price of the NASDAQ 100® Index. However, if the NASDAQ 100® Index does not fall below the strike price of the purchased put option during the time the put option is held, then the put option will expire worthless, and the Fund’s strategy will underperform the NASDAQ 100® Index during this time period due to the cost of purchasing the put options. An investor that purchases Fund shares other than on the day that the Fund takes long positions in quarterly put options, or who sells shares other than on the day that the put option expires, may experience different investment returns, depending on the relative difference between the strike price of the Fund’s put options positions and the price of the NASDAQ 100® Index.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.
The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Semiconductors and Semiconductor Equipment Industry and had significant exposure to the information technology sector. The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Nasdaq-100 Quarterly Protective Put 90 Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the Semiconductors and Semiconductor Equipment Industry and had significant exposure to the information technology sector.
Global X S&P 500 Collar 95-110 ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Cboe S&P 500 3-Month Collar 95-110 Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index and applies an options collar strategy (i.e., a mix of short (sold) call options and long (purchased) put options) on the S&P 500® Index. The Underlying Index specifically reflects the performance of the component securities of the S&P 500® Index, combined with a long position in 5% out-of-the money (“OTM”) put options and a short position in 10% OTM call options, each corresponding to the value of the portfolio of stocks in the S&P 500® Index. The implications of the long put option and short call option are described in more detail here:

Put Options - When an investor purchases a put option, the investor pays an amount (premium) to acquire the right (but not the obligation) to sell shares of a reference asset at a specified exercise (“strike”) price on the expiration date. If the reference asset closes below the strike price as of the expiration date and the investor exercises the put option, the investor will be entitled to receive the difference between the value of the reference asset and the strike price. If the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the investor’s loss is limited to the amount of premium it paid.
Call Options – When an investor sells a call option, the investor receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the investor will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the investor retains the premium.

On a quarterly basis, the Underlying Index will take long positions in quarterly put options with an exercise price generally at 5% below the prevailing market price of the S&P 500® Index and take short positions in quarterly call options with an exercise price generally at 10% above the prevailing market price of the S&P 500® Index. However, if put and/or call options with those precise strike prices are unavailable, the Underlying Index will instead select the put option with the strike price closest to but greater than 5% below the prevailing market price of the S&P 500® Index, and call options with the strike price closest to but greater than 10% above the prevailing market price of the S&P 500® Index. Each option position will (i) be traded on a national securities exchange; (ii) be held until the expiration date; (iii) expire on its date of maturity (in the next calendar quarter); (iv) only be subject to exercise on its expiration date; and (v) be settled in cash.

The S&P 500® Index is a float-adjusted market capitalization weighted index containing equity securities of 500 industrial, information technology, utility and financial companies amongst other GICS® sectors, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The call options sold by the Fund will be collateralized by the Fund's equity holdings at the time the Fund sells the options. By purchasing put options and selling call options on the value of the portfolio of stocks in the S&P 500® Index, the Fund's collar strategy may generate some income, which may offset some of the cost of purchasing the put option, while protecting the Fund from a significant decline in the price of the S&P 500® Index, if the put options become in the money. If the value of the S&P 500® Index is below the strike price of the Fund’s put options positions upon the expiration of the put option, then at expiration the put will be worth the difference between the strike price and the value of the S&P 500® Index, so the value of the put option would protect the Fund from further losses below the strike price of the put. For example, if the S&P 500® Index were to fall by 15% from the time the put option was purchased to the time the put option expired, then the put option would be expected to have a value equal to approximately 10% of the value the portfolio had at the time when the put option was purchased, which would limit the Fund’s loss from the decrease in the S&P 500® Index over the relevant period to 5%. The level of protection the Fund provides from declines in the price of the S&P 500® Index during the period a given put option contract is held will vary depending on the relative difference between the strike price of the Fund’s put options positions and the price of the S&P 500® Index. Similarly, if the value of the S&P 500® Index is above the strike price of the Fund’s call options positions upon the expiration of the call option, then at expiration the Fund would owe the purchaser of the call option the difference between the strike price and the value of the S&P 500® Index, so the amount owed with respect to the call option offset any gains the Fund may experience from the securities held. For example, if the S&P 500® Index were to increase by 15% from the time the call option was sold to the time the call option expired, then the call option would be expected to have a value equal to approximately 5% of the value the portfolio had at the time when the call option was purchased, which limit the Fund’s gains from the increase in the S&P 500® Index over the relevant period to 10%. An investor that purchases Fund shares other than on the day that the Fund takes long positions in quarterly put options and short positions in quarterly call options, or who sells shares other than on the day that the put options and call options expire, may experience different investment returns, depending on the relative difference between the strike price of the Fund’s put options positions and call options positions, and the price of the S&P 500® Index.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Cboe S&P 500 3-Month Collar 95-110 Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.
Global X S&P 500 Tail Risk ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Cboe S&P 500 Tail Risk Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a risk management strategy that holds the underlying stocks of the S&P 500® Index and applies a protective put strategy (i.e. long (purchased) put options) on the S&P 500® Index. The Underlying Index specifically reflects the performance of the component securities of the S&P 500® Index, combined with a long position in 10% out-of-the-money (“OTM”) put options that correspond to the value of the portfolio of stocks in the S&P 500® Index. The implications of the long put option are described in more detail here:

Put Options - When an investor purchases a put option, the investor pays an amount (premium) to acquire the right (but not the obligation) to sell shares of a reference asset at a specified exercise (“strike”) price on the expiration date. If the reference asset closes below the strike price as of the expiration date and the investor exercises the put option, the investor will be entitled to receive the difference between the value of the reference asset and the strike price. If the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the investor’s loss is limited to the amount of premium it paid.
On a quarterly basis, the Underlying Index will take long positions in quarterly put options with an exercise price generally at 10% below the prevailing market price of the S&P 500® Index. However, if put options with that precise strike price are unavailable, the Underlying Index will instead select the put option with the strike price closest to but greater than 10% below the prevailing market price of the S&P 500® Index. Each option position will (i) be traded on a national securities exchange; (ii) be held until the expiration date; (iii) expire on its date of maturity (in the next calendar quarter); (iv) only be subject to exercise on its expiration date; and (v) be settled in cash.

The S&P 500® Index is a float-adjusted market capitalization weighted index containing equity securities of 500 industrial, information technology, utility and financial companies amongst other GICS® sectors, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. By purchasing put options on the value of the portfolio of stocks in the S&P 500® Index, the Fund’s protective put strategy may protect the Fund from a significant decline in the price of the S&P 500® Index, if the put options become in the money. If the value of the S&P 500® Index is below the strike price of the Fund’s put options positions upon the expiration of the put option, then at expiration the put will be worth the difference between the strike price and the value of the S&P 500® Index, so the value of the put option would protect the Fund from further losses below the strike price of the put. For example, if the S&P 500® Index were to fall by 15% from the time the put option was purchased to the time the put option expired, then the put option would be expected to have a value equal to approximately 5% of the value the portfolio had at the time when the put option was purchased, which would limit the Fund’s loss from the decrease in the S&P 500® Index over the relevant period to 10%. The level of protection the Fund provides from declines in the price of the S&P 500® Index during the period a given put option contract is held will vary depending on the relative difference between the strike price of the Fund’s put option position and the price of the S&P 500® Index. However, if the S&P 500® Index does not fall below the strike price of the purchased put option during the time the put option is held, then the put option will expire worthless, and the Fund’s strategy will underperform the S&P 500® Index during this time period due to the cost of purchasing the put options. An investor that purchases Fund shares other than on the day that the Fund takes long positions in quarterly put options, or who sells shares other than on the day that the put option expires, may experience different investment returns, depending on the relative difference between the strike price of the Fund’s put options positions and the price of the S&P 500® Index.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Cboe S&P 500 Tail Risk Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.
Global X Rare Earth & Critical Materials ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the Solactive Rare Earth and Critical Materials Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to provide exposure to companies that produce rare earth components, metals and other raw or composite materials that have been identified as being essential to critical technologies such as consumer electronics, electric vehicles, aircraft engines, energy storage, medical equipment, oil refining, automotive and chemical products, robotics, and in military applications such as missiles and radar systems. Each material has been determined by Solactive AG, the provider of the Underlying Index (the “Index Provider”) to be a rare earth element and/or a material instrumental to the development and production of one or more critical technologies. Critical technologies refer to those technologies that are essential to the development and production of long-term, structural changes to existing products, services, industries, or sectors. Specifically, the Underlying Index will include securities issued by “Rare Earth & Critical Materials Companies” as defined by the Index Provider. Rare Earth & Critical Materials Companies are those companies that derive at least 50% of their revenues in aggregate from the exploration, mining, production and/or enhancement of one or more of the following ten materials categories: Carbon Fiber, Cobalt, Copper, Graphene & Graphite, Lithium, Manganese, Nickel, Platinum & Palladium, Rare Earth Elements, and Zinc (collectively, “Rare Earth & Critical Materials Categories”). Companies engaged in exploration and mining include those companies involved in locating and extracting rare earth elements and critical materials. Companies engaged in production include those companies involved in manufacturing, processing, and trading rare earth elements and critical materials for primary usage. Companies engaged in enhancement include those companies involved in refining, developing, and/or smelting materials to extract and purify rare earth elements and critical materials. As of December 31, 2025, the Underlying Index had 49 constituents.

For the Lithium category, companies that derive greater than 25% but less than 50% of revenue from the production and/or processing of lithium are also eligible for inclusion (collectively, “Diversified Lithium Companies”). In addition, companies with primary business operations in the exploration, mining, production and/or enhancement of one or more of the Rare Earth & Critical Materials Categories, but which are not currently generating revenue, are also eligible for inclusion (collectively, “Pre-Revenue Rare Earth & Critical Materials Companies”). To determine whether a company has primary business operations in the exploration, mining, production and/or enhancement of one or more of the Rare Earth & Critical Materials Categories, the Index Provider reviews the public financial disclosures and filings of the company, and identifies the products and business segments disclosed therein. The Index Provider then reviews the management discussion and analysis, as well as the level of investment the company allocates to those products and segments, to determine whether those business operations are the primary operations of the company.

In constructing the Underlying Index, the Index Provider applies a proprietary natural language processing algorithm to the eligible universe, which seeks to identify and rank companies involved in each of the Rare Earth & Critical Materials Categories based on filings, disclosures, and other public information (e.g., regulatory filings, earnings transcripts, etc.). The highest-ranking companies identified by the natural language processing algorithm in each Rare Earth & Critical Materials Category, as of the selection date, are further reviewed by the Index Provider to confirm they derive at least 50% of their revenues from one of the Rare Earth & Critical Materials Categories as described above, derive between 25% and 50% of their revenues from the Lithium category in the case of Diversified Lithium Companies, or have primary business operations in the exploration, mining, production and/or enhancement of one or more of the Rare Earth & Critical Materials Categories but do not currently generate revenues in the case of Pre-Revenue Rare Earth & Critical Materials Companies. The five highest-ranking Rare Earth & Critical Materials Companies and Pre-Revenue Rare Earth & Critical Materials Companies according to free float market capitalization from each Rare Earth & Critical Materials Category are included in the Underlying Index. For the Lithium category, the five highest-ranking Rare Earth & Critical Materials Companies, Pre-Revenue Rare Earth & Critical Materials Companies and Diversified Lithium Companies according to free float market capitalization are included. If fewer than five companies are identified that satisfy the above criteria within a Rare Earth & Critical Materials Category, all eligible companies are selected, and the category consists of fewer than five companies.

To be a part of the eligible universe of the Underlying Index, companies must be classified in one of the following Economies according to FactSet (a leading financial data provider that maintains a comprehensive structured taxonomy designed to offer precise classification of global companies and their individual business units): Basic Materials, Industrials, or Technology. In addition, certain minimum market capitalization and liquidity criteria, as defined by the Index Provider, must be met. As of December 31, 2025, companies must have a minimum market capitalization of $100 million and a minimum average daily turnover for the last 6 months greater than or equal to $1 million in order to be eligible for inclusion in the Underlying Index. As of December 31, 2025, companies listed in the following countries were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czechia, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Kingdom, United States, and the United Arab Emirates. As of December 31, 2025, the Underlying Index had significant exposure to Chinese issuers. The Fund may invest in China A-Shares, which are issued by companies incorporated in mainland China and traded on Chinese exchanges. The Fund may invest in securities of issuers located in emerging markets.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. During each rebalance, the maximum weight of a company is capped at 4%, and all constituents are subject to a minimum weight of 0.3%. In addition, Diversified Lithium Companies and Pre-Revenue Rare Earth & Critical Materials Companies are subject to an aggregate weight cap of 10% at each semi-annual rebalance. Generally speaking, modified capitalization weighting will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Underlying Index may include large-, mid-, small-, or micro-capitalization companies, and components primarily include materials companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The
Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.
The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the metals and mining industry and had significant exposure to the materials sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the Solactive Rare Earth and Critical Materials Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the metals and mining industry and had significant exposure to the materials sector.
Global X Russell 2000 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the Russell 2000 RIC Capped Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is an equity benchmark which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell (the "Index Provider"). The Underlying Index uses market capitalization to weight the securities in the Russell 2000 Index while limiting concentration in any single security to help users meet the Regulated Investment Company ("RIC") concentration requirements for U.S. registered funds. To limit over concentration in any single security, constituents are capped quarterly so that no more than 20% of the index's weight may be allocated to a single constituent and the sum of the weights of all constituents representing more than 4.5% of the index should not exceed 48% of the total index weight. The Underlying Index is reconstituted semi-annually and enhanced quarterly with the addition of initial public offerings (IPOs). As of December 31, 2025, the Underlying Index had 1956 constituents, with a minimum market capitalization of $5.0 million and a maximum market capitalization of $31.3 billion and was not concentrated in any particular sector.
The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in component securities of the Underlying Index. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry or sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the Russell 2000 RIC Capped Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry or sector.
Global X U.S. Electrification ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Global X U.S. Electrification Index (the "Underlying Index"), which may include common stocks and American Depositary Receipts ("ADRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is owned and was developed by Global X Management Company LLC (the “Index Provider”), an affiliate of the Fund and the Fund's investment adviser (the “Adviser”). The Underlying Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the “Index Administrator”), an affiliate of the Index Provider.

The Underlying Index is, as presently constituted, designed to track the performance of U.S. listed companies domiciled in developed markets and involved in electrification. “Electrification” refers to the increase and expansion of electric power generation and delivery. In constructing the Underlying Index, the Index Administrator first identifies FactSet industries and business segments related to electrification. FactSet is a leading financial data provider that maintains a comprehensive structured taxonomy designed to offer precise classification of global companies and their individual business units. Companies within these industry and business segments, as of the selection date, are further reviewed by the Index Administrator on the basis of revenue.
•Conventional Electricity: Companies primarily engaged in the generation, transmission, and distribution of electricity using traditional energy sources such as fossil fuels (e.g., coal, natural gas, and oil) and nuclear power, that deliver electricity to residential, commercial, and industrial customers.

•Alternative Electricity: Companies primarily engaged in generating electricity from non-traditional, cleaner energy sources (e.g., wind, solar, low-carbon hydrogen, and biomass-fired power), as well as other technology solutions (e.g., small modular nuclear reactors).

•Grid Infrastructure and Smart Grid Technologies: Companies primarily engaged in the expansion and modernization of power grid infrastructure (e.g., high-voltage direct current (HVDC) transmission infrastructure), as well as the development, manufacturing, and implementation of the infrastructure, technologies, and systems that transport electricity and enhance the electrical grid, such as electrical components, energy storage devices (e.g., batteries, compressed air, flywheel, gravity-based, and other energy storage technologies), electric vehicle charging equipment, smart meters, etc.

To be considered for inclusion in the Underlying Index, companies must generate at least 50% of their revenue from the U.S., as determined by the Index Administrator. If a company derives revenue from multiple sub-themes, the company’s sub-theme classification will generally be determined by the sub-theme representing the highest portion of revenue for the company relative to the other sub-themes. For the Conventional Electricity sub-theme, companies must derive at least 75% of their revenues from one or more of the stated business activities of the sub-themes, in aggregate, to be eligible for inclusion (however, a constituent company may remain in the Underlying Index to the extent that it derives at least 50% of its revenue from one or more of the stated business activities of the sub-themes, in aggregate). For the Alternative Electricity and Grid Infrastructure and Smart Grid Technologies sub-themes, companies must derive at least 50% of their revenues from one or more of the stated business activities of the sub-themes, in aggregate, to be eligible for inclusion.

Additionally, for the Grid Infrastructure and Smart Grid Technologies sub-theme, companies that derive between 25% and 50% of their revenues from one or more of the stated business activities from this sub-theme only, are also eligible for inclusion (collectively, “Diversified Grid Infrastructure and Smart Grid Technologies Companies”).

To be a part of the eligible universe of the Underlying Index, companies must meet certain minimum market capitalization and liquidity criteria, as defined by the Index Administrator. In order to be eligible for initial inclusion in the Underlying Index, as of December 31, 2025, companies must have a minimum market capitalization of $200 million and an average daily turnover for the last 6 months greater than or equal to $2 million. As of December 31, 2025, only companies listed in the U.S. and domiciled in the following developed markets, as defined by the Index Administrator, were eligible for inclusion in the Underlying Index: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Singapore, South Korea, Spain, Sweden, Switzerland, United Kingdom and the United States. In addition, ADRs are eligible for inclusion in the Underlying Index.

The Underlying Index is weighted according to a “modified” capitalization weighting methodology and is reconstituted and re-weighted on a semi-annual basis. The modified capitalization weighting seeks to weight constituents based on their “free float” market capitalization subject to caps on the weights of the individual securities. Free float market capitalization measures a company’s market capitalization discounted by the percentage of its shares readily available to be traded by the general public in the open market (“free float”). At each rebalance, the maximum weight of a company is capped at 4%. In addition, Diversified Grid Infrastructure and Smart Grid Technologies Companies are subject to an aggregate weight cap of 10% at each semi-annual rebalance. Modified capitalization weighting is expected to limit the Fund’s exposure to the largest market capitalization companies in the Underlying Index. The Underlying Index may include large-, mid- or small-capitalization companies; however, the Underlying Index is not required to reflect any one or all market capitalizations. As of December 31, 2025, the Underlying Index had 50 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Administrator and are independent of the Fund's portfolio managers. The Index Administrator determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may
utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.
The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the electric utilities industry and had significant exposure to the utilities sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Global X U.S. Electrification Index (the "Underlying Index"), which may include common stocks and American Depositary Receipts ("ADRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the electric utilities industry and had significant exposure to the utilities sector.
Global X S&P 500 U.S. Market Leaders Top 50 ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to track the performance of the top 50 U.S. listed and domiciled companies based on a “Market Leader Score” within the S&P 500® Index that generate at least 50% of their revenues from the United States (“U.S. Market Leaders”), as determined by S&P Dow Jones Indices LLC (“S&P” or the “Index Provider”) and described further below. The S&P 500 Index, which rebalances on a quarterly basis, is a float-adjusted market capitalization equity benchmark which is generally regarded as being representative of the large-capitalization segment of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market. In constructing the Underlying Index, the Index Provider utilizes FactSet, a leading financial data provider, to review the constituents of the S&P 500 Index on the basis of their geographic revenue exposure. The companies selected are part of the S&P 500 Index except those classified within the S&P’s Global Industry Classification Standard (GICS®) Real Estate Sector.

The Market Leader Score is designed to establish a method for ranking eligible companies based on a simple average of each eligible company’s “z-scores” with respect to three metrics: five-year average free cash flow margin, five-year average return on invested capital, and the “Market Share Score,” as described further below. A composite score is calculated for each eligible company based on the average of the available z-scores. From this composite score, a Market Leader Score is assigned to each company. At each rebalancing, the Index Provider will rank all eligible companies in the index universe in descending order by Market Leader Score and select the highest ranking 50 to form the index.

•Free cash flow margin: The Index Provider calculates free cash flow as operating cash flow minus (-) capital expenditures. Free cash flow margin is then calculated by taking the last twelve month (“LTM”) free cash flow and dividing it by LTM revenue.

•Return on Invested Capital: The Index Provider calculates return on invested capital by taking a company’s net income and dividing it by the sum of its total debt and equity that is averaged over the last two fiscal years.

•Market Share Score: The Index Provider utilizes a “Market Share Score”, which is based on companies’ Related Business Risk Groups (RBRG) exposure and related revenues, which is sourced from a third-party data and technology platform provider. Each company’s product lines are categorized into these RBRGs, and exposure is typically measured as a percentage of revenue, primarily derived from audited annual reports (e.g., 10-K filings). Market Share Score data is taken as of the month-end, three months prior to the rebalance reference date, which is the date used for the input data that calculates the scores and determines the selections and weightings.

•Z-score Calculation: A z-score is a statistical measure that describes a single value’s relationship to the average of a group of values. The z-score is calculated by subtracting the group’s average value from a single value and dividing the result by the standard deviation of the group of values. The resulting z-score indicates how far a data point is from the mean, measured in standard deviations, allowing for comparisons across variables with different units or scales. As stated above, “z-scores” are calculated from each company’s five-year average free cash flow margin, its five-year average return on invested capital, and the Market Share Score. However, if data for any of the given metrics is missing then the Market Leader Score is instead based on the simple average of the remaining available z-scores. A company must have at least one z-score to be included in the index.

The Underlying Index is weighted according to a “modified” capitalization weighting methodology and is reconstituted and re-weighted on a semi-annual basis. The modified capitalization weighting seeks to weight constituents based on their “free float” market capitalization subject to caps on the weights of the individual securities. Free float market capitalization measures a company’s market capitalization discounted by the percentage of its shares readily available to be traded by the general public in the open market (“free float”). At each rebalance, the maximum weight of a company is capped at 4.5%. Modified capitalization weighting is expected to limit the Fund’s exposure to the largest market capitalization companies in the Underlying Index. As of December 31, 2025, the Underlying Index had 50 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025 the Underlying Index had significant exposure to the health care sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025 the Underlying Index had significant exposure to the health care sector.
Global X S&P 500 U.S. Revenue Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to track the performance of U.S. listed and domiciled companies within the S&P 500® Index that generate at least 50% of their revenues from the United States (“U.S. Revenue Leaders”), as determined by S&P Dow Jones Indices LLC (“S&P” or the "Index Provider"). The S&P 500 Index, which rebalances on a quarterly basis, is a float-adjusted market capitalization equity benchmark which is generally regarded as being representative of the large-capitalization segment of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market. In constructing the Underlying Index, the Index Provider utilizes FactSet, a leading financial data provider, to review the constituents of the S&P 500 Index on the basis of their geographic revenue exposure. Further, the Underlying Index will have caps in place to ensure that deviation from the sectors of the S&P 500 Index does not exceed 5% at each semi-annual rebalancing of the Underlying Index.

The Underlying Index is weighted according to a “modified” capitalization weighting methodology and is reconstituted and re-weighted on a semi-annual basis. The modified capitalization weighting seeks to weight constituents based on their “free float”
market capitalization subject to caps on the weights of the individual securities. Free float market capitalization measures a company’s market capitalization discounted by the percentage of its shares readily available to be traded by the general public in the open market (“free float”). At each rebalance, the maximum weight of a company is capped at 10%. Modified capitalization weighting is expected to limit the Fund’s exposure to the largest market capitalization companies in the Underlying Index. As of December 31, 2025, the Underlying Index had 380 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Provider and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.
Global X S&P 500 Christian Values ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index, as presently constituted, is designed to track the performance of U.S. equity securities included in the S&P 500® Index that maintain alignment with a broad understanding of the moral and biblical teachings of Christians.

All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. Members of that index are then screened to exclude companies involved in revenue generating activities which are perceived to be inconsistent with biblical values as outlined by Bountiful Financial, LLC’s Christian Evangelical Framework (collectively referred to herein as "Christian Values"). The S&P 500® Christian Values Screened Index excludes companies involved in activities inconsistent with the beliefs outlined in this framework, as determined by Bountiful Financial, LLC. As of December 31, 2025, the S&P 500® Christian Values Screened Index excludes companies belonging to the GICS “Interactive Home Entertainment” sub-industry as well as companies involved in the following activities: abortion, adult entertainment, alcohol, cannabis, controversial weapons, gambling, predatory lending, private prisons, stem cells and/or tobacco. Companies are excluded based on their involvement in, and the associated revenue they derived from, these business activities. Revenue exposure is determined by the Index Provider using S&P Global’s Business Involvement Screens, which are published by Sustainable1, an independent affiliate of the Index Provider. Sustainable1 publishes sustainability-related data, insights, and industry perspectives. As of December 31, 2025, the Underlying Index had 469 constituents.

The Underlying Index implements a free float market capitalization weighting, which measures a company’s market capitalization by multiplying the equity’s price by the number of its shares readily available to be traded in the market (“free float”). After screening for Christian Values, the Underlying Index reweights the remaining constituents so that the Underlying Index's sector exposures match the sector exposures of the S&P 500® Index. To achieve this, a "Sector Weight Factor" is calculated for each sector by dividing the free float market capitalization of the sector within the S&P 500® Index by the free float market capitalization of that same sector within the Underlying Index. This factor is then assigned to all remaining stocks within that sector. The weight of each stock in the index is determined by multiplying its free float market capitalization and its Sector Weight Factor. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is created and sponsored by S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (the "Index Provider"). Any determinations related to the constituents of the Underlying Index are made by the Index Provider based on the then current methodology for the Underlying Index and are independent of the Fund's portfolio managers. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index. Any existing or potential constituent of the Underlying Index the Index Provider determines does not meet the standards as defined above as of the quarterly review will be excluded from the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.
Global X S&P Catholic Values U.S. Aggregate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the S&P U.S. Catholic Values Aggregate Bond Capped Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to provide exposure to U.S. investment grade bonds while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index includes investment grade U.S. Treasury bonds, U.S. government-related bonds, U.S. corporate bonds, and U.S. mortgage backed securities. All corporate bonds included in the Underlying Index are investment grade bonds issued by constituents of the S&P 500 Index, and the issuers follow the eligibility criteria for that index. Investment grade corporate bonds are those rated BBB- or better by S&P Global Ratings, Baa3 or better by Moody's Investors Service, and BBB- or better by Fitch Ratings. From this starting universe, corporate bond issuers are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops ("USCCB"). The Underlying Index reweights the remaining corporate bonds so that the Underlying Index’s exposure to corporate bonds matches the aggregate exposure to corporate bonds of the S&P U.S. Aggregate Bond Index. The Underlying Index then reweights the sector exposure of the qualifying corporate bonds to match the sector exposure of corporate bonds of the S&P U.S. Aggregate Bond Index. The S&P U.S. Aggregate Bond Index is designed to measure the performance of publicly issued U.S. dollar denominated investment-grade debt and is weighted based on market value. The S&P U.S. Aggregate Bond Index includes U.S. treasuries, quasi-governments, corporates, taxable municipal bonds, foreign agency, supranational, federal agency, and non-
U.S. debentures, covered bonds, and residential mortgage pass-throughs. The Underlying Index is sponsored by Standard & Poor’s Financial Services LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. As of December 31, 2025, the Underlying Index had 6,640 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include country weightings, market capitalization and other financial characteristics of securities. The Fund may or may not hold all of the securities in the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry or sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the S&P U.S. Catholic Values Aggregate Bond Capped Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry or sector.
Global X S&P 500 Covered Call ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the Cboe S&P 500 BuyWrite Index (the “Underlying Index”) or in investments that have economic characteristics that are similar to the economic characteristics of the component securities of the Underlying Index, either individually or in the aggregate. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is comprised of two parts: (1) all the equity securities in the S&P 500® Index (the "Reference Index") in substantially similar weight as the Reference Index; and (2) short (written) call options on up to 100% of the S&P 500® Index.

The Reference Index is a float-adjusted market capitalization weighted index containing equity securities of 500 industrial, information technology, utility and financial companies amongst other GICS® sectors, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or "writes") a call option on that security in an attempt to generate more income. Each time the Fund writes a covered call option, the Fund receives a payment of money from the investor who buys the option from the Fund, which is called the premium. If the value of the Fund's call option that it has written declines because of a decline in the value of the S&P 500 Index, the premium that the Fund received for writing the covered call option offsets this loss to some extent.

The premium paid by the buyer of the option provides income in addition to the security's dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and a single at-the-money call option written on the S&P 500 Index. An "at-the-money" call option is a call option with a strike price that is near to the market price of the underlying asset (in this case, the market price of a share of the S&P 500 Index). These options are written (sold) systematically on the monthly option writing date of the Underlying Index.

Generally, in return for the option premium, the Fund gives the purchaser of the call option either (1) the right to buy the security from the Fund at a specified exercise (or "strike") price, or (2) the right to receive a cash payment equal to any positive difference between the value of the security and the exercise price on or before the expiration date of the option. The Fund writes options that are the second variety such that the options give the option purchasers the rights to receive cash payments equal to any positive differences between the values of the securities and the exercise prices on the expiration dates of the options. The Fund writes a single "at-the-money" call option, which is when the strike price is near to the market price of the underlying asset, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. The Fund's covered call options may partially protect the Fund from a decline in the price of the Reference Index through means of the premiums received by the Fund. However, when the equity market is rallying rapidly, the Underlying Index is expected to underperform the Reference Index.

There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index's methodology, indexed to the Reference Index, which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of the S&P 500 Index and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of December 31, 2025, the S&P 500 Index included common stocks of companies with a market capitalization range of between approximately $5.8 billion and $4.5 trillion.

The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider maintains and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. Underlying ETFs may constitute a substantial portion of the Fund's assets. These include country weightings, market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in component securities of the Underlying Index or in investments that have economic characteristics that are similar to the economic characteristics of such component securities, either individually or in the aggregate. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the Cboe S&P 500 BuyWrite Index (the “Underlying Index”) or in investments that have economic characteristics that are similar to the economic characteristics of the component securities of the Underlying Index, either individually or in the aggregate. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.
Global X NASDAQ 100 Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Cboe NASDAQ-100® BuyWrite V2 Index™ (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

By investing in the Underlying Index, the Fund follows a "buy-write" (also called a covered call) investment strategy in which the Fund buys a stock or a basket of stocks, and also writes (or sells) call options that correspond to the stock or basket of stocks.

The Cboe NASDAQ-100® BuyWrite Index ("BXN Index") is an index that measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ-100® Index ("Reference Index"), and "writes" (or sells) a succession of one-month at-the-money Reference Index covered call options. The Underlying Index replicates the methodology used to calculate the BXN Index, with one exception: the written Reference Index covered call options are held until one day prior to the expiration dates (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a volume-weighted average price determined at the close.

Each calendar month, the Fund will write (sell) a succession of one-month call options on the Reference Index and will cover such options by holding the securities underlying the options written. Each option written will (i) have an exercise price generally at or above the prevailing market price of the Reference Index; (ii) be traded on a national securities exchange; (iii) be held until one day prior to the expiration date (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a volume-weighted average price determined at the close (unless the Fund "closes out" the option through the repurchase of the option at the market close on the last day of trading); (iv) expire on its date of maturity (in the next calendar month); (v) only be subject to exercise on its expiration date; and (vi) be settled in cash. In return for the payment of a premium to the Fund, a purchaser of the call options written by the Fund is entitled to receive a cash payment from the Fund equal to the difference between the value of the Reference Index and the exercise price of the option if the value of the option on the expiration date is above its exercise price. The Fund's covered call options may partially protect the Fund from a decline in the price of the Reference Index through means of the premiums received by the Fund. However, when the equity market is rallying rapidly, the Underlying Index is expected to underperform the Reference Index.

The Underlying Index is sponsored by Nasdaq, Inc. (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the semiconductors and semiconductor equipment industry and had significant exposure to the information technology sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Cboe NASDAQ-100® BuyWrite V2 Index™ (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the semiconductors and semiconductor equipment industry and had significant exposure to the information technology sector.
Global X Russell 2000 Covered Call ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in component securities of the Cboe Russell 2000 BuyWrite Index (the "Underlying Index") or in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, either individually or in the aggregate. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the Russell 2000 Index (the "Reference Index"), and "writes" (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index are held until expiration. The Reference Index is an equity benchmark which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell (the "Index Provider"). In seeking to track the Underlying Index, the Fund follows a "buy-write" (also called a covered call) investment strategy on the Reference Index in which the Fund purchases the component securities of the Reference Index or purchases other investments (including other underlying ETFs) that have economic characteristics that are substantially identical to the economic characteristics of such component securities, and also writes (or sells) call options that correspond to the Reference Index.

Each calendar month, the Fund will write (sell) a succession of one-month call options on the Reference Index and will cover such options by holding the component securities of the Reference Index, or in investments that have economic characteristics with substantially identical economic characteristics of such component securities, either individually or in the aggregate. Each option written will (i) have an exercise price generally at or above the prevailing market price of the Reference Index; (ii) be traded on a national securities exchange; (iii) be held until expiration (i.e., generally the third Friday of the month) and be settled based on the final settlement price of the option; (iv) expire on its date of maturity (in the next calendar month); (v) only be subject to exercise on its expiration date; and (vi) be settled in cash.

In return for the payment of a premium to the Fund, a purchaser of the call options written by the Fund is entitled to receive a cash payment from the Fund equal to the difference between the value of the Reference Index and the exercise price of the option if the value of the option on the expiration date is above its exercise price. The Fund's covered call options may partially protect the Fund from a decline in the price of the Reference Index through means of the premiums received by the Fund. However, when the equity market is rallying rapidly, the Underlying Index is expected to underperform the Reference Index.

The Underlying Index is sponsored by the FTSE Russell Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Fund's investment objective and Underlying Index may be changed without shareholder approval. The Index Provider determines the relative weighting of the securities in the underlying index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. Underlying ETFs may constitute a substantial portion of the Fund's assets. These include country weightings, market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's total assets will be invested in component securities of the Underlying Index or in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, either individually or in the aggregate. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in component securities of the Cboe Russell 2000 BuyWrite Index (the "Underlying Index") or in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, either individually or in the aggregate. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry.
Global X Nasdaq 100 Covered Call & Growth ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Cboe Nasdaq-100 Half BuyWrite V2 Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the NASDAQ 100® Index (the "Reference Index"), and "writes" (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index. The written covered call options on the Reference Index are held until one day prior to expiration. The Reference Index is a modified market capitalization weighted index containing equity securities of the 100 largest non-financial companies listed on the NASDAQ Stock Market. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. In seeking to track the Underlying Index, the Fund follows a "buy-write" investment strategy on the Reference Index in which the Fund purchases the component securities of the Reference Index and also writes (or sells) call options that correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index. By only writing call options on approximately 50% of the value of the portfolio of stocks in the Reference Index, the strategy can provide income generation from the call options while allowing for some potential upside exposure to the growth of the underlying constituents of the Reference Index, relative to a 100% covered call strategy.
Each calendar month, the Fund will write (sell) a succession of one-month call options corresponding to approximately 50% of the value of the portfolio of stocks in the Reference Index and will cover such options by holding the component securities of the Reference Index. Each option written will (i) have an exercise price generally at or above the prevailing market price of the Reference Index; (ii) be traded on a national securities exchange; (iii) be held until one day prior to the expiration date (i.e., generally the Thursday preceding the third Friday of the month) and are liquidated at a volume-weighted average price determined at the close (unless the Fund "closes out" the option through the repurchase of the option at the market close on the last day of trading); (iv) expire on its date of maturity (in the next calendar month); (v) only be subject to exercise on its expiration date; and (vi) be settled in cash.

In return for the payment of a premium to the Fund, a purchaser of the call options written by the Fund is entitled to receive a cash payment from the Fund equal to the difference between the value of the Reference Index and the exercise price of the option if the value of the option on the expiration date is above its exercise price. The Fund's covered call options may partially protect the Fund from a decline in the price of the Reference Index through means of the premiums received by the Fund. However, when the equity market is rallying rapidly, the Underlying Index is expected to underperform the Reference Index.

The Underlying Index is sponsored by Nasdaq, Inc. (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Fund's investment objective and Underlying Index may be changed without shareholder approval. The Index Provider determines the relative weightings of the securities in the underlying index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the semiconductors and semiconductor equipment industry and had significant exposure to the information technology sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Cboe Nasdaq-100 Half BuyWrite V2 Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the semiconductors and semiconductor equipment industry and had significant exposure to the information technology sector.
Global X S&P 500 Covered Call & Growth ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Cboe S&P 500 Half BuyWrite Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a theoretical portfolio that holds a portfolio of the stocks included in the S&P 500® Index (the "Reference Index"), and "writes" (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index. The written covered call options on the Reference Index are held until expiration. The Reference Index is a float-adjusted market capitalization weighted index which measures the performance of the equity securities of 500 industrial, information technology, utility and financial companies amongst other GICS® sectors, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market. In seeking to track the Underlying Index, the Fund follows a "buy-write" investment strategy on the Reference Index in which the Fund purchases the component securities of the Reference Index and also writes (or sells) call options that correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index. By only writing call options on approximately 50% of the value of the portfolio of stocks in the Reference Index, the strategy can provide income generation from the call options while allowing for some potential upside exposure to the growth of the underlying constituents of the Reference Index, relative to a 100% covered call strategy.

Each calendar month, the Fund will write (sell) a succession of one-month call options corresponding to approximately 50% of the value of the portfolio of stocks in the Reference Index and will cover such options by holding the component securities of the Reference Index. Each option written will (i) have an exercise price generally at or above the prevailing market price of the Reference Index; (ii) be traded on a national securities exchange; (iii) be held until the expiration date (i.e., generally the third Friday of the month) and be settled based on the final settlement price of the option; (iv) expire on its date of maturity (in the next calendar month); (v) only be subject to exercise on its expiration date; and (vi) be settled in cash.

In return for the payment of a premium to the Fund, a purchaser of the call options written by the Fund is entitled to receive a cash payment from the Fund equal to the difference between the value of the Reference Index and the exercise price of the option if the value of the option on the expiration date is above its exercise price. The Fund's covered call options may partially protect the Fund from a decline in the price of the Reference Index through means of the premiums received by the Fund. However, when the equity market is rallying rapidly, the Underlying Index is expected to underperform the Reference Index.

The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Fund's investment objective and Underlying Index may be changed without shareholder approval. The Index Provider determines the relative weightings of the securities in the underlying index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.
The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Cboe S&P 500 Half BuyWrite Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.
Global X NASDAQ 100 Risk Managed Income ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Nasdaq-100 Monthly Net Credit Collar 95-100 Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a risk managed income strategy that holds the underlying stocks of the NASDAQ 100® Index and applies an options collar strategy (i.e., a mix of short (sold) call options and long (purchased) put options) on the NASDAQ 100® Index. The Underlying Index specifically reflects the performance of the component securities of the NASDAQ 100® Index, combined with a long position in 5% out-of-the money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the NASDAQ 100® Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options. The implications of the long put option and short call option are described in more detail here:

Put Options - When an investor purchases a put option, the investor pays an amount (premium) to acquire the right (but not the obligation) to sell shares of a reference asset at a specified exercise (“strike”) price on the expiration date. If the reference asset closes below the strike price as of the expiration date and the investor exercises the put option, the investor will be entitled to receive the difference between the value of the reference asset and the strike price. If the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the investor’s loss is limited to the amount of premium it paid.

Call Options – When an investor sells a call option, the investor receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the investor will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the investor retains the premium.

On a monthly basis, the Underlying Index will take long positions in monthly put options with an exercise price generally at 5% below the prevailing market price of the NASDAQ 100® Index and take short positions in monthly call options with an exercise price generally at the prevailing market price of the NASDAQ 100® Index. However, if put and/or call options with those precise strike prices are unavailable, the Underlying Index will instead select the put option with the strike price closest to 5% below the prevailing market price of the NASDAQ 100® Index, and call options with the strike price closest to the prevailing market price of the NASDAQ 100® Index. Each option position will (i) be traded on a national securities exchange; (ii) be held until the expiration date; (iii) expire on its date of maturity (in the next calendar month); (iv) only be subject to exercise on its expiration date; and (v) be settled in cash.

The NASDAQ 100® Index is a modified market capitalization weighted index containing equity securities of the 100 largest non-financial companies listed on the NASDAQ Stock Market. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by Nasdaq, Inc. (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The call options sold by the Fund will be collateralized by the Fund's equity holdings at the time the Fund sells the options. By purchasing put options and selling call options on the value of the portfolio of stocks in the NASDAQ 100® Index, the Fund's collar strategy may generate income while protecting the Fund from a significant decline in the price of the NASDAQ 100® Index, if the put options become in the money. If the value of the NASDAQ 100® Index is below the strike price of the Fund’s put options positions upon the expiration of the put option, then at expiration the put will be worth the difference between the strike price and the value of the NASDAQ 100® Index, so the value of the put option would protect the Fund from further losses below the strike price of the put. For example, if the NASDAQ 100® Index were to fall by 15% from the time the put option was purchased to the time the put option expired, then the put option would be expected to have a value equal to approximately 10% of the value the portfolio had at the time when the put option was purchased, which would limit the Fund’s loss from the decrease in the NASDAQ 100® Index over the relevant period to 5%. The value of protection the Fund provides from declines in the price of the NASDAQ 100® Index during the period a given put option contract is held will vary depending on the relative difference between the strike price of the Fund’s put option position and the price of the NASDAQ 100® Index. Similarly, if the level of the NASDAQ 100® Index is above the strike price of the Fund’s call options positions upon the expiration of the call option, then at expiration the Fund would owe the purchaser of the call option the difference between the strike price and the value of the NASDAQ 100® Index, so the amount owed with respect to the call option offset any gains the Fund may experience from the securities held. For example, if the NASDAQ 100® Index were to increase by 15% from the time the call option was sold to the time the call option expired, then the call option would be expected to have a value equal to approximately 15% of the value the portfolio had at the time when the put option was purchased, which offset all of the Fund’s gains from the increase in the NASDAQ 100® Index over the relevant period. However, if the price of the NASDAQ 100® Index is below the strike price of the Fund’s call options positions at expiry, the call options will expire worthless and the Fund will retain the premium. An investor that purchases Fund shares other than on the day that the Fund takes long positions in monthly put options and short positions in monthly call options, or who sells shares other than on the day that the put options and call options expire, may experience different investment returns, depending on the relative difference between the strike price of the Fund’s put options positions and call options positions, and the price of the NASDAQ 100® Index.
The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.
The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector. The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Nasdaq-100 Monthly Net Credit Collar 95-100 Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.
Global X S&P 500 Risk Managed Income ETF Series
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Cboe S&P 500 Risk Managed Income Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a risk managed income strategy that holds the underlying stocks of the S&P 500® Index and applies an options collar strategy (i.e., a mix of short (sold) call options and long (purchased) put options) on the S&P 500® Index. The Underlying Index specifically reflects the performance of the component securities of the S&P 500® Index, combined with a long position in 5% out-of-the money (“OTM”) put options and a short position in at-the-money (“ATM”) call options, each corresponding to the value of the portfolio of stocks in the S&P 500® Index. The options collar seeks to generate a net-credit, meaning that the premium received from the sale of the call options will be greater than the premium paid when buying the put options. The implications of the long put option and short call option are described in more detail here:

Put Options – When an investor purchases a put option, the investor pays an amount (premium) to acquire the right (but not the obligation) to sell shares of a reference asset at a specified exercise (“strike”) price on the expiration date. If the reference asset closes below the strike price as of the expiration date and the investor exercises the put option, the investor will be entitled to receive the difference between the value of the reference asset and the strike price. If the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the investor’s loss is limited to the amount of premium it paid.

Call Options – When an investor sells a call option, the investor receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the investor will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the investor retains the premium.

On a monthly basis, the Underlying Index will take long positions in monthly put options with an exercise price generally at 5% below the prevailing market price of the S&P 500® Index and take short positions in monthly call options with an exercise price generally at the prevailing market price of the S&P 500® Index. However, if put and/or call options with those precise strike prices are unavailable, the Underlying Index will instead select the put option with the strike price closest to but greater than 5% below the prevailing market price of the S&P 500® Index, and call options with the strike price closest to but greater than the prevailing market price of the S&P 500® Index. Each option position will (i) be traded on a national securities exchange; (ii) be held until the expiration date; (iii) expire on its date of maturity (in the next calendar month); (iv) only be subject to exercise on its expiration date; and (v) be settled in cash.

The S&P 500® Index is a float-adjusted market capitalization weighted index containing equity securities of 500 industrial, information technology, utility and financial companies amongst other GICS® sectors, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The call options sold by the Fund will be collateralized by the Fund's equity holdings at the time the Fund sells the options. By purchasing put options and selling call options on the value of the portfolio of stocks in the S&P 500® Index, the Fund's collar strategy may generate income while protecting the Fund from a significant decline in the price of the S&P 500® Index, if the put options become in the money. If the value of the S&P 500® Index is below the strike price of the Fund’s put options positions upon the expiration of the put option, then at expiration the put will be worth the difference between the strike price and the value of the S&P 500® Index, so the value of the put option would protect the Fund from further losses below the strike price of the put. For example, if the S&P 500® Index were to fall by 15% from the time the put option was purchased to the time the put option expired, then the put option would be expected to have a value equal to approximately 10% of the value the portfolio had at the time when the put option was purchased, which would limit the Fund’s loss from the decrease in the S&P 500® Index over the relevant period to 5%. The value of protection the Fund provides from declines in the price of the S&P 500® Index during the period a given put option contract is held will vary depending on the relative difference between the strike price of the Fund’s put option position and the price of the S&P 500® Index. Similarly, if the level of the S&P 500® Index is above the strike price of the Fund’s call options positions upon the expiration of the call option, then at expiration the Fund would owe the purchaser of the call option the difference between the strike price and the value of the S&P 500® Index, so the amount owed with respect to the call option offset any gains the Fund may experience from the securities held. For example, if the S&P 500® Index were to increase by 15% from the time the call option was sold to the time the call option expired, then the call option would be expected to have a value equal to approximately 15% of the value the portfolio had at the time when the put option was purchased, which offset all of the Fund’s gains from the increase in the S&P 500® Index over the relevant period. However, if the price of the S&P 500® Index is below the strike price of the Fund’s call options positions at expiry, the call options will expire worthless and the Fund will retain the premium. An investor that purchases Fund shares other than on the day that the Fund takes long positions in monthly put options and short positions in monthly call options, or who sells shares other than on the day that the put options and call options expire, may experience different investment returns, depending on the relative difference between the strike price of the Fund’s put options positions and call options positions, and the price of the S&P 500® Index.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may
utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets in the securities of the Cboe S&P 500 Risk Managed Income Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the information technology sector.
Global X Dow 30 Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the DJIA Cboe BuyWrite v2 Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the Dow Jones Industrial Average® (the "Reference Index") and "writes" (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index, combined with written (sold) ATM call options corresponding to the value of the portfolio of stocks in the Reference Index. The Fund invests in the securities reflected in the Underlying Index, and cannot invest directly in the Underlying Index itself. The implications of the written (sold) call option are described in more detail here:

Call Options – When an investor sells a call option, the investor receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the investor will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the investor retains the premium.
On a monthly basis, the Underlying Index’s hypothetical portfolio will write (sell) a succession of one-month call options corresponding to the value of the underlying stocks of the Reference Index and will cover such options by holding the component securities of the Reference Index. Each call option written in the Underlying Index’s hypothetical portfolio will have an exercise price generally at the prevailing market price of the Reference Index. However, if call options with those precise strike prices are unavailable, the Underlying Index’s hypothetical portfolio will instead select the call options with the strike price closest to but above the prevailing market price of the Reference Index. Each option position in the Underlying Index’s hypothetical portfolio will (i) be traded on a national securities exchange; (ii) be held until expiration date; (iii) expire on its date of maturity; (iv) only be subject to exercise on its expiration date; and (v) be settled in cash.

The Reference Index is a price weighted index containing equity securities of 30 of the largest U.S. listed companies. Price weighting seeks to weight constituents based on share price. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The call options sold by the Fund will be collateralized by the Fund's equity holdings at the time the Fund sells the options. By selling call options on the value of the portfolio of stocks in the Reference Index, the Fund's covered call strategy may generate income. If the price of the Reference Index is above the strike price of the Fund’s call options positions upon the expiration of the call option, then at expiration the Fund would owe the purchaser of the call option the difference between the strike price and the value of the Reference Index, so the amount owed with respect to the call option would offset any gains the Fund may experience from the securities held. For example, if the price of the Reference Index were to increase by 15% from the time the call options were sold to the time the call options expired, then the call options would be expected to have a value equal to approximately 15% of the value the portfolio had at the time when the call options were sold, which would offset all of the Fund’s gains from the increase in the Reference Index over the relevant period. However, if the price of the Reference Index is below the strike price of the Fund’s call options positions at expiry, the call options will expire worthless and the Fund will retain the premium. An investor that purchases Fund shares other than on the day that the Fund takes writes (sells) monthly call options, or who sells shares other than on the day that the call options expire, may experience different investment returns, depending on the relative difference between the strike price of the Fund’s call options positions, and the price of the Reference Index.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the DJIA Cboe BuyWrite v2 Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector.
Global X Russell 2000 Covered Call & Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the Cboe Russell 2000 Half BuyWrite Index (the "Underlying Index") or in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, either individually or in the aggregate. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index measures the performance of a covered call strategy that holds a theoretical portfolio of the underlying stocks of the Russell 2000 Index (the "Reference Index") and "writes" (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Index. The written covered call options on the Reference Index correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index. The Underlying Index specifically reflects the performance of the component securities of the Reference Index combined with written (sold) ATM call options corresponding to the value of 50% of the value of the portfolio of stocks in the Reference Index. The Fund invests in the securities reflected in the Underlying Index or in investments (including other underlying ETFs) that have economic characteristics that are substantially identical to the economic characteristics of such component securities, and cannot invest directly in the Underlying Index itself. The implications of the written (sold) call option are described in more detail here:
Call Options – When an investor sells a call option, the investor receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the investor will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the investor retains the premium.

On a monthly basis, the Underlying Index’s hypothetical portfolio will write (sell) a succession of one-month call options corresponding to approximately 50% of the value of the underlying stocks of the Reference Index and will cover such options by holding the component securities of the Reference Index. Each call option written in the Underlying Index’s hypothetical portfolio will have an exercise price generally at the prevailing market price of the Reference Index. However, if call options with those precise strike prices are unavailable, the Underlying Index’s hypothetical portfolio will instead select the call options with the strike price closest to but above the prevailing market price of the Reference Index. Each option position in the Underlying Index’s hypothetical portfolio will (i) be traded on a national securities exchange; (ii) be held until expiration date; (iii) expire on its date of maturity; (iv) only be subject to exercise on its expiration date; and (v) be settled in cash.

The Reference Index is an equity benchmark which measures the performance of the small-capitalization sector of the U.S. equity market as defined by FTSE Russell (the “Index Provider”). As of December 31, 2025, the Reference Index had 1,956 constituents, with a minimum market capitalization of $5.0 million and a maximum market capitalization of $31.3 billion and was not concentrated in any particular sector. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The call options sold by the Fund will be collateralized by the Fund's equity holdings at the time the Fund sells the options. By selling call options on approximately 50% of the value of the portfolio of stocks in the Reference Index, the Fund's covered call strategy may generate income while allowing for some potential upside exposure to the growth of the underlying constituents of the Reference Index, relative to a 100% covered call strategy. If the price of the Reference Index is above the strike price of the Fund’s call options positions upon the expiration of the call option, then at expiration the Fund would owe the purchaser of the call option the difference between the strike price and the value of the Reference Index, so the amount owed with respect to the call option would offset some gains the Fund may experience from the securities held. For example, if the price of the Reference Index were to increase by 15% from the time the call options were sold to the time the call options expired, then the call options would be expected to have a value equal to approximately 7.5% of the value the portfolio had at the time when the call options were sold, which would offset approximately half of the Fund’s gains from the increase in the Reference Index over the relevant period. However, if the price of the Reference Index is below the strike price of the Fund’s call options positions at expiry, the call options will expire worthless and the Fund will retain the premium. An investor that purchases Fund shares other than on the day that the Fund takes writes (sells) monthly call options, or who sells shares other than on the day that the call options expire, may experience different investment returns, depending on the relative difference between the strike price of the Fund’s call options positions, and the price of the Reference Index.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. Underlying ETFs may constitute a substantial portion of the Fund's assets. These include country weightings, market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in component securities of the Underlying Index or in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, either individually or in the aggregate. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.
The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (if any), in the securities of the Cboe Russell 2000 Half BuyWrite Index (the "Underlying Index") or in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, either individually or in the aggregate. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was not concentrated in any industry.
Global X Information Technology Covered Call & Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Cboe S&P Technology Select Sector Half BuyWrite Index (the "Underlying Index") or in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, either individually or in the aggregate. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying securities of the Information Technology Select Sector Index (the “Reference Index”). The Underlying Index "writes" (or sells) a succession of one-month at-the-money covered call options on the Information Technology Select Sector SPDR® Fund (the “Reference Fund”), or such other fund that seeks to track the performance of the Reference Index, as determined by the Index Provider. The call options correspond to approximately 50% of the value of the securities in the Reference Index, therefore representing a partially covered call strategy.

The call options written (sold) by the Fund will be FLexible EXchange® (“FLEX”) options. The Fund invests in the securities reflected in the Underlying Index or in investments (including other underlying ETFs) that have economic characteristics that are substantially identical to the economic characteristics of such component securities and cannot invest directly in the Underlying Index itself. The implications of the written (sold) FLEX call options are described in more detail here:

Call Options – When an investor sells a call option, the investor receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the investor will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the investor retains the premium.

FLEX Options – FLEX options are options guaranteed by the Options Clearing Corporation (OCC), that allow investors to customize key contract terms, including expiration date, exercise style, and exercise price, and expanded position limits.

On a monthly basis, the Underlying Index’s hypothetical portfolio will write (sell) a succession of one-month FLEX call options on the Reference Fund corresponding to approximately 50% of the value of the securities in the Reference Index and will cover such options by holding the component securities of the Reference Index. The exercise price of each FLEX call option written is the listed option reference price closest to the Volume Weighted Average Price (“VWAP”) of the Reference Fund from 12:59 p.m. Eastern Time to 1:00 p.m. Eastern Time on the roll date or, if the Reference Fund does not trade during this period, the last mid-price of the Reference Fund before 1:00 p.m. Eastern Time. The roll date is a specified day of each month when the open call options position of the Underlying Index expires, and a new call option position is opened that will expire as of the next roll date. The roll date for the Underlying Index is the business day prior to the standard monthly listed option expiry date, the latter typically being the third Friday of each month. Each option position will (i) be held until one day prior to the expiration date (i.e., generally the Thursday preceding the third Friday of the month) and liquidated at a price determined at 2:00 p.m. Eastern Time; (ii) expire on its date of maturity (in the next calendar month); and (iii) only be subject to exercise on its expiration date. Because FLEX options may not trade regularly, the Underlying Index will utilize a theoretical valuation for the FLEX options, using Cboe Hanweck Options Analytics theoretical prices as a primary source. These prices are determined using a proprietary methodology developed by Cboe Global Indices, LLC, which references listed options pricing on the Reference Fund from the Options Price Reporting Authority for quality assurance checks.

The Reference Index is a modified market capitalization weighted index containing the securities of the S&P 500 Index that are classified within the information technology sector under the Global Industry Classification System ("GICS"), including securities of companies from the following industries: technology hardware, storage, and peripherals; software; communications equipment; semiconductors and semiconductor equipment; IT services; and electronic equipment, instruments and components. The Reference Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Reference Index is a constituent of the S&P 500 Index; and (2) the Reference Index is calculated by S&P Dow Jones Indices LLC (“S&P DJI”) based on a proprietary “modified market capitalization” methodology, which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or “IRC”). As of December 31, 2025, the Reference Index was comprised of 70 holdings.

The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The call options sold by the Fund will be collateralized by the Fund's equity holdings at the time the Fund sells the options. By selling call options corresponding to approximately 50% of the value of the portfolio of stocks in the Reference Index, the Fund's partially covered call strategy may generate income while allowing for some potential upside exposure to the growth of the underlying constituents of the Reference Index, relative to a 100% covered call strategy. If the price of the Reference Fund is above the strike price of the Fund’s call options positions upon the expiration of the call options, then at expiration the Fund would owe the purchaser of the call option the difference between the strike price and the price of the Reference Fund, so the amount owed with respect to the call option would be expected to offset approximately half of the gains the Fund may experience from the securities held. For example, if the price of the Reference Fund were to increase by 15% from the time the call options were sold to the time the call options expired, then the call options could be expected to have a value equal to approximately 7.5% of the value the portfolio had at the time when the call options were sold, which would offset approximately half of the Fund’s gains from the increase in the Reference Index over the relevant period, as long as the performance of the Reference Fund generally corresponds to the performance of the Reference Index. However, if the price of the Reference Fund is below the strike price of the Fund’s call options positions at expiry, the call options will expire worthless, and the Fund will retain the premium. An investor that purchases Fund shares other than on the day that the Fund writes (sells) monthly call options, or who sells shares other than on the day that the call options expire, may experience different investment returns, depending on the relative difference between the strike price of the Fund’s call options positions, and the price of the Reference Fund.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. Underlying ETFs may constitute a substantial portion of the Fund's assets. These include country weightings, market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in component securities of the Underlying Index or in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, either individually or in the aggregate.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the semiconductors and semiconductor equipment and software industries and had significant exposure to the information technology sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Cboe S&P Technology Select Sector Half BuyWrite Index (the "Underlying Index") or in investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities, either individually or in the aggregate. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the semiconductors and semiconductor equipment and software industries and had significant exposure to the information technology sector.
Global X Dow 30 Covered Call & Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Cboe DJIA Half BuyWrite Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a partially covered call strategy that holds a theoretical portfolio of the underlying stocks of the Dow Jones Industrial Average® (the "Reference Index"), and "writes" (or sells) a succession of one-month at-the-money covered call options on the Reference Index. The call options correspond to approximately 50% of the value of the securities in the Reference Index, therefore representing a partially covered call strategy. In seeking to track the Underlying Index, the Fund follows a "buy-write" investment strategy on the Reference Index in which the Fund purchases the component securities of the Reference Index and also writes (or sells) call options that correspond to approximately 50% of the value of the portfolio of stocks in the Reference Index. By only writing call options on approximately 50% of the value of the portfolio of stocks in the Reference Index, the strategy can provide income generation from the call options while allowing for some potential upside exposure to the growth of the underlying constituents of the Reference Index, relative to a 100% covered call strategy.

The implications of the written (sold) call option are described in more detail here:

Call Options – When an investor sells a call option, the investor receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the investor will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the investor retains the premium.

On a monthly basis, the Underlying Index’s portfolio will write (sell) a succession of one-month call options corresponding to approximately 50% of the value of the portfolio of stocks in the Reference Index and will cover such options by holding the component securities of the Reference Index. Each call option written in the Underlying Index’s portfolio will have an exercise price generally at the prevailing market price of the Reference Index. However, if call options with those precise strike prices are unavailable, the Underlying Index’s portfolio will instead select the call options with the strike price closest to but above the prevailing market price of the Reference Index. Each option position in the Underlying Index’s portfolio will (i) be traded on a national securities exchange; (ii) be held until expiration date; (iii) expire on its date of maturity; (iv) only be subject to exercise on its expiration date; and (v) be settled in cash. The options component of the Underlying Index is rebalanced (“rolled”) monthly.

The Reference Index is a price weighted index containing equity securities of 30 of the largest U.S. listed companies. Price weighting seeks to weight constituents based on share price. The Fund's investment objective and Underlying Index may be changed without shareholder approval. As of December 31, 2025, the Underlying Index had 30 constituents.

The Underlying Index is sponsored by S&P Dow Jones Indices LLC (the "Index Provider"), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes or designates a third-party index calculation agent to publish information regarding the market value of the Underlying Index. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. The call options sold by the Fund will be collateralized by the Fund's equity holdings at the time the Fund sells the options. By selling call options corresponding to approximately 50% of the value of the portfolio of stocks in the Reference Index, the Fund's partially covered call strategy may generate income while also allowing for some potential upside exposure to the growth of the underlying constituents of the Reference Index, relative to a 100% covered call strategy. If the price of the Reference Index is above the strike price of the Fund’s call options positions upon the expiration of the call options, then at expiration the Fund would owe the purchaser of the call option the difference between the strike price and the value of the Reference Index, so the amount owed with respect to the call option would be expected to offset approximately half of the gains the Fund may experience from the securities held. For example, if the price of the Reference Index were to increase by 15% from the time the call options were sold to the time the call options expired, then the call options would be expected to have a value equal to approximately 7.5% of the value the portfolio had at the time when the call options were sold, which would offset approximately half of the Fund’s gains from the increase in the Reference Index over the relevant period. However, if the price of the Reference Index is below the strike price of the Fund’s call options positions at expiry, the call options will expire worthless, and the Fund will retain the premium. An investor that purchases Fund shares other than on the day that the Fund writes (sells) monthly call options, or who sells shares other than on the day that the call options expire, may experience different investment returns, depending on the relative difference between the strike price of the Fund’s call options positions, and the price of the Reference Index.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.
The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector. The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its total assets in the securities of the Cboe DJIA Half BuyWrite Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index had significant exposure to the financials sector.
Global X MLP & Energy Infrastructure Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the constituent securities of the Cboe MLPX ATM BuyWrite Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index measures the performance of a theoretical portfolio that employs a covered call strategy, as determined by Cboe Global Indices, LLC (the “Index Provider”). A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and "writes" (or sells) a call option on that security in an attempt to generate more income. Each time a fund writes a covered call option, the fund receives a payment of money from the investor who buys the option from the fund, which is called the premium. If the fund's value declines because of a decline in the value of a reference index or a reference exchange-traded fund (“ETF”), the premium that the fund received for writing the covered call option offsets this loss to some extent. The Underlying Index’s covered call strategy provides long exposure to a reference ETF and “writes” (or sells) covered call options on the reference ETF. Specifically, the Underlying Index holds a theoretical portfolio of the Global X MLP & Energy Infrastructure ETF (the “Reference Fund”) and "writes" (or sells) a succession of one-month at-the-money (“ATM”) covered call options on the Reference Fund. The call options written (sold) by the Fund will be FLexible EXchange® (“FLEX”) options. The Fund invests in the securities reflected in the Underlying Index and cannot invest directly in the Underlying Index itself. The implications of the written (sold) FLEX call options are described in more detail here:
Call Options – When the Fund sells a call option, the Fund receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund retains the premium.

FLEX Options – FLEX options are options guaranteed by the Options Clearing Corporation (OCC), that allow investors to customize key contract terms, including expiration date, exercise style, exercise price, and expanded position limits.

On a monthly basis, the Underlying Index’s hypothetical portfolio will write (sell) a succession of one-month FLEX call options corresponding to the value of the Reference Fund, and will cover such options by holding the Reference Fund. The exercise price of each FLEX call option written is the listed option reference price closest to the Volume Weighted Average Price (“VWAP”) of the Reference Fund from 12:59 p.m. Eastern Time to 1:00 p.m. Eastern Time on the roll date or, if the Reference Fund does not trade during this period, the last mid-price of the Reference Fund before 1:00 p.m. Eastern Time. The roll date is a specified day of each month when the open call options position of the Underlying Index is liquidated, and a new call option position is opened that will expire as of the next roll date. The roll date for the Underlying Index is the business day prior to the standard monthly listed option expiry date, the latter typically being the third Friday of each month. Each option position will (i) be held until one day prior to the expiration date (i.e., generally the Thursday preceding the third Friday of the month) and liquidated at a price determined at 2:00 p.m. Eastern Time; (ii) expire on its date of maturity (in the next calendar month); and (iii) only be subject to exercise on its expiration date. Because FLEX options may not trade regularly, the Underlying Index will utilize a theoretical valuation for the FLEX options, using Cboe Hanweck Options Analytics theoretical prices as a primary source. These prices are determined using a proprietary methodology developed by Cboe Global Indices, LLC, which references listed options pricing on the Reference Fund from the Options Price Reporting Authority for quality assurance checks.

In seeking to track the Underlying Index, the Fund follows a "buy-write" investment strategy in which the Fund purchases the Reference Fund and also writes (or sells) call options that correspond to approximately 100% the value of the Reference Fund. The call options sold by the Fund will be collateralized by the Fund's equity holdings at the time the Fund sells the options. If the price of the Reference Fund is above the strike price of the Fund’s call options positions upon the closing out of the call option, then the Fund would owe the purchaser of the call option the difference between the strike price and the value of the Reference Fund, so the amount owed with respect to the call option would offset any gains the Fund may experience from the securities held. For example, if the price of the Reference Fund were to increase by 15% from the time the call options were sold to the time the call options were closed out, then the call options would be expected to have a value equal to approximately 15% of the value the portfolio had at the time when the call options were sold, which would offset approximately all of the Fund’s gains from the increase in the Reference Fund over the relevant period. However, if the price of the Reference Fund is below the strike price of the Fund’s call options positions when closed out, the call options will be worthless, and the Fund will retain the premium. An investor that purchases Fund shares other than on the day that the Fund writes (sells) monthly call options, or who sells shares other than on the day that the call options are closed out, may experience different investment returns, depending on the relative difference between the strike price of the Fund’s call options positions, and the price of the Reference Fund. In return for the payment of a premium to the Fund, a purchaser of the call options written by the Fund is entitled to receive a cash payment from the Fund equal to the difference between the value of the Reference Fund and the exercise price of the option if the value of the option on the expiration date is above its exercise price. The Fund's covered call options may partially protect the Fund from loss associated with a decline in the price of the Reference Fund through means of the premiums received by the Fund. However, when the equity market is rallying rapidly, the Underlying Index is expected to underperform the Reference Fund.

The Reference Fund is an equity ETF which invests at least 80% of its total assets in the securities of the Solactive MLP & Energy Infrastructure Index (the “Reference Index”) which provides exposure to U.S. equity securities of Midstream energy infrastructure master limited partnerships ("MLPs") and corporations that principally own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, liquids, crude oil or refined products, as determined by Solactive AG. Solactive AG determines the relative weightings of the securities in the Reference Index and publishes information regarding the market value of the Reference Index. As of December 31, 2025, the Reference Index was concentrated in the oil, gas and consumable fuels industry and had significant exposure to the energy sector.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund (the "Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index. Under normal circumstances, at least 80% of the Fund's total assets will be invested in component securities of the Underlying Index or in investments that are substantially identical to such component securities, either individually or in the aggregate. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the oil, gas and consumable fuels industry and had significant exposure to the energy sector.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the constituent securities of the Cboe MLPX ATM BuyWrite Index (the "Underlying Index"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index was concentrated in the oil, gas and consumable fuels industry and had significant exposure to the energy sector.
Global X Blockchain & Bitcoin Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing directly or indirectly in equity securities of U.S. and non-U.S. “Blockchain Companies”, as defined below, and in long positions in U.S. listed bitcoin futures (“Bitcoin Futures”) contracts. As of the date of this Prospectus, the Fund intends to gain exposure to Blockchain Companies by investing indirectly in underlying ETFs holding Blockchain Companies, including the passively-managed affiliated Global X Blockchain ETF. Such investment in underlying ETFs holding Blockchain Companies may be used to provide most, or even all, of the Fund’s exposure to Blockchain Companies, and it is possible that the Fund may or may not invest directly in any Blockchain Companies. Such Bitcoin Futures contracts will be standardized, cash-settled bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). Currently, the only such contracts are traded on, or subject to the rules of, the Chicago Mercantile Exchange (“CME”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Blockchain Companies and in long positions on U.S. listed Bitcoin Futures contracts. Under normal circumstances, the Fund will invest at least 25% of its assets in Blockchain Companies and will have notional exposure to Bitcoin Futures equal to at least 20% of the total assets of the Fund. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund will invest substantially all of its assets in “long” positions in listed Bitcoin Futures contracts and in Blockchain Companies, including indirectly by investment in underlying ETFs holding Blockchain Companies, including the passively-managed affiliated Global X Blockchain ETF. To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. The Fund will benefit if it has a long position in a security or instrument that increases in value. The Fund seeks to gain exposure to Bitcoin Futures, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, namely the Global X Bitcoin Strategy Subsidiary I Limited (the “Global X Subsidiary”). The Global X Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the Global X Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. However, there are cure periods for certain violations of the asset diversification requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s investment in the Global X Subsidiary is intended to provide the Fund with exposure to Bitcoin Futures while enabling the Fund to satisfy source-of-income requirements that apply to RICs under the Code. The Fund’s allocation determinations may be informed by a variety of criteria, including, but not limited to, liquidity, open interest/free float market capitalization, regulatory requirements, anticipated cost of carry, correlation to the price movements of bitcoin, other fundamental investment considerations and/or the then-current size of the Fund. For example, the Fund may allocate proportionally greater exposure to Bitcoin Futures during periods where the anticipated cost of carry for Bitcoin Futures is lower, as measured by the time-weighted difference between the trading price of Bitcoin Futures relative to the then-current price of bitcoin, and conversely may allocate proportionally greater exposure to Blockchain Companies during periods where valuation measures, including but not limited, to forward price-to-earnings or price-to-sales ratios within the Blockchain Companies universe present attractive relative value. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Global X Subsidiary.

Bitcoin is a digital asset the ownership and behavior of which are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows an agreed upon set of rules and procedures. This network is referred to as the "Bitcoin network," and the rules and procedures governing the Bitcoin network are commonly referred to as the "Bitcoin protocol". The value of bitcoin, like the value of other digital assets, is not backed by any government, corporation or other identified body. Ownership and the ability to transfer or take other actions with respect to bitcoin is protected through the Bitcoin protocol, which allows bitcoin to be sent to a publicly available address that is generated from a private numerical key, but which prevents anyone other than the holder of such private numerical key from accessing the bitcoin associated with the publicly available address. The supply of bitcoin is constrained or formulated by its protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. Bitcoin and certain other types of digital assets are sometimes referred to as digital currencies or cryptocurrencies. No single entity owns or operates the Bitcoin network, the infrastructure of which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin protocol and the software that enforces the protocol and (3) users who choose what Bitcoin software to run. Bitcoin was released in 2009 and, as a result, there is little data on its long-term investment potential. Bitcoin is not backed by a government-issued legal tender. Bitcoin is “stored” or reflected on a blockchain. A blockchain is a distributed, digital ledger that records and stores transaction data of digital assets in units called “blocks”. The Fund will not invest in bitcoin directly.

Blockchain Companies include companies that derive or are expected to derive at least 50% of their revenues, operating income, or assets from the following business activities:

1.Digital Asset Mining: Companies involved in verifying and adding digital asset transactions to a blockchain ledger (e.g. digital asset mining), or that produce technology used in digital asset mining.
2.Blockchain & Digital Asset Transactions: Companies that operate trading platforms/exchanges, custodians, wallets, and/or payment gateways for digital assets.
3.Blockchain Applications: Companies involved in the development and distribution of applications and software services related to blockchain and digital asset technology, including smart contracts.
4.Blockchain & Digital Asset Hardware: Companies that manufacture and distribute infrastructure and/or hardware used in blockchain and digital asset activities.
5.Blockchain & Digital Asset Integration: Companies that provide engineering and consulting services specifically tied to the adoption and utilization of blockchain and digital asset technology.

Blockchain Companies also include U.S.-listed operating companies that directly own a material amount of digital assets.

The Fund may concentrate (i.e., hold 25% or more of its total assets) in investments that provide exposure to bitcoin and Bitcoin Futures. The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in securities of Blockchain Companies, including through its investment in underlying ETFs holding Blockchain Companies, which will include the passively-managed affiliated Global X Blockchain ETF.

The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Blockchain Companies and in long positions on U.S. listed Bitcoin Futures contracts. Under normal circumstances, the Fund will invest at least 25% of its assets in Blockchain Companies and will have notional exposure to Bitcoin Futures equal to at least 20% of the total assets of the Fund. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund may concentrate (i.e., hold 25% or more of its total assets) in investments that provide exposure to bitcoin and Bitcoin Futures. The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in securities of Blockchain Companies, including through its investment in underlying ETFs holding Blockchain Companies, which will include the passively-managed affiliated Global X Blockchain ETF.
Global X Bitcoin Trend Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the constituents of the CoinDesk Bitcoin Trend Indicator Futures Index (the "Underlying Index"), and in other securities the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the constituents that comprise the Underlying Index, such as U.S. listed Bitcoin Futures ETFs. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index systematically and dynamically allocates between (i) U.S. exchange-traded bitcoin futures contracts (“Bitcoin Futures”), and (ii) the Global X 1-3 Month T-Bill ETF (the “U.S. Treasury ETF”), a passively managed exchange-traded fund (“ETF”) and affiliate of the Fund. The Underlying Index allocates between these two exposures based on the value of the Bitcoin Trend Indicator (the “Signal”), a dynamic quantitative signal developed and administrated by CoinDesk Indices, Inc. (the “Index Provider”) which aims to detect the presence, direction, and strength of the price trend in bitcoin. The Signal seeks to achieve this using a combination of four exponential moving average calculations, which compute the average price of bitcoin over explicit periods and are then combined into a single value. Based on the average of the four exponential moving average calculations, the Signal will have one of five possible values:

Trend Indicator Value	Indication	Description	Bitcoin Futures Exposure
1	Significant Uptrend	All four inputs have a value of +1	100%
0.5	Uptrend	Three of four inputs have a value of +1, and one input has a value of -1	75%
0	No Trend	Two of four inputs have a value of +1, and two inputs have a value of -1	50%
-0.5	Downtrend	Three of four inputs have a value of -1, and one input has a value of +1	25%
-1	Significant Downtrend	All four inputs have a value of -1	0%

As described in the chart above, at each scheduled rebalance date, the Underlying Index increases its allocation to Bitcoin Futures when the value of the Signal is higher, and decreases its allocation to Bitcoin Futures when the value of the Signal is lower. The Signal relies on a comparison of recent bitcoin prices to older bitcoin prices to gauge the presence, strength and direction of the bitcoin price trend. This approach can present several risks, including but not limited to: (1) a lag in trend identification, (2) frequent reversal of the trend, (3) sensitivity to specific data periods which determine the Signal, (4) market volatility that contributes to more erratic trends and/or (5) a change in the trends that deviates materially from the historical observations used to develop the Signal. Generally speaking, these risks could reduce the effectiveness of the Signal at identifying bitcoin price trends, and may contribute to higher turnover in certain circumstances. The Adviser does not intend to deviate from the Signal.

The Underlying Index allocates to Bitcoin Futures in accordance with the methodology of the CoinDesk Bitcoin Futures Excess Return Index (“Bitcoin Futures Sub-Index”). The Bitcoin Futures Sub-Index seeks to measure the performance of the nearest maturing, monthly CME-listed Bitcoin Futures contract, including the “roll yield” that is generated as the Bitcoin Futures Sub-Index transitions (rolls) from the current futures contract to the next. The Bitcoin Futures Sub-Index is a “rolling index” — the roll occurs over a four-day roll period every month, effective prior to the close of trading one week preceding the last trading date of the futures contract. The last trading date of Bitcoin Futures contracts is generally the last Friday of the contract month. The Bitcoin Futures Sub-Index rolls monthly and distributes the weights in equal 25% increments each day over the four-day roll period.

The Fund seeks to allocate to Bitcoin Futures and/or the U.S. Treasury ETF in proportion to the Underlying Index.

Investment in an underlying ETF holding U.S. Government securities, cash and cash alternatives may be used to provide most, or even all, of the Fund’s exposure to such instruments, and it is possible that the Fund may or may not invest directly in any U.S. Government securities and cash and cash alternatives. Bitcoin Futures contracts will be standardized, cash-settled Bitcoin Futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). Such contracts are traded on at least one other exchange, but the Fund will only invest in cash-settled Bitcoin Futures contracts traded on, or subject to the rules of, the Chicago Mercantile Exchange (“CME”).

The Fund will invest substantially all of its assets in “long” positions in listed Bitcoin Futures contracts and in U.S. Government securities, cash and cash equivalents, including indirectly by investment in underlying ETFs holding U.S. Government securities, including the U.S. Treasury ETF. To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. The Fund will benefit if it has a long position in a security or instrument that increases in value. The Fund seeks to gain exposure to Bitcoin Futures, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, namely the Global X Bitcoin Trend Strategy Subsidiary Limited (the “Global X Subsidiary”). The Global X Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the Global X Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. However, there are cure periods for certain violations of the asset diversification requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s investment in the Global X Subsidiary is intended to provide the Fund with exposure to Bitcoin Futures while enabling the Fund to satisfy source-of-income requirements that apply to RICs under the Code. The Fund will allocate to Bitcoin Futures in proportion to the value of the Signal and rebalance dynamically in alignment with the Underlying Index. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Global X Subsidiary.
Bitcoin is a digital asset of which the ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows an agreed upon set of rules and procedures. This network is referred to as the "Bitcoin network," and the rules and procedures governing the Bitcoin network are commonly referred to as the "Bitcoin protocol." The Bitcoin network allows people to exchange tokens of value, called bitcoin, which are recorded on a public transaction ledger known as the “Bitcoin blockchain.” Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Although nascent in use, bitcoin may be used as a medium of exchange, unit of account or store of value. The value of bitcoin, like the value of other digital assets, is not backed by any government, corporation or other identified body. Ownership and the ability to transfer or take other actions with respect to bitcoin is protected through the Bitcoin protocol, which allows bitcoin to be sent to a publicly available address that is generated from a private numerical key, but which prevents anyone other than the holder of such private numerical key from accessing the bitcoin associated with the publicly available address. The supply of bitcoin is constrained or formulated by its protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. No single entity owns or operates the Bitcoin network, the infrastructure of which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin protocol and the software that enforces the protocol and (3) users who choose what Bitcoin software to run. Bitcoin was released in 2009 and, as a result, there is little data on its long-term investment potential. Bitcoin is not backed by a government-issued legal tender. Bitcoin is “stored” or reflected on a blockchain. A blockchain is a distributed, digital ledger that records and stores transaction data of digital assets in units called “blocks.” The Fund will not invest in bitcoin directly.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. Under normal circumstances, the Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the constituents of the CoinDesk Bitcoin Trend Indicator Futures Index (the "Underlying Index"), and in other securities the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the constituents that comprise the Underlying Index, such as U.S. listed Bitcoin Futures ETFs.. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in Bitcoin Futures and/or the U.S. Treasury ETF in approximately the same extent as the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index has significant exposure to Bitcoin Futures.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the constituents of the CoinDesk Bitcoin Trend Indicator Futures Index (the "Underlying Index"), and in other securities the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the constituents that comprise the Underlying Index, such as U.S. listed Bitcoin Futures ETFs. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in Bitcoin Futures and/or the U.S. Treasury ETF in approximately the same extent as the Underlying Index is concentrated. As of December 31, 2025, the Underlying Index has significant exposure to Bitcoin Futures.
Global X Bitcoin Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to provide current income while also providing exposure to the price return of one or more U.S.-listed exchange-traded products ("ETPs") that seek exposure to bitcoin (each a “Bitcoin ETP” and collectively, the “Bitcoin ETPs”), subject to a cap on potential investment gains. The Fund seeks to achieve its investment objective by utilizing a synthetic covered call strategy that is designed to provide current income and exposure to the share price returns of one or more Bitcoin ETPs. The Fund seeks to provide exposure through options contracts that reference one or more Bitcoin ETPs that invest principally in bitcoin futures contracts (each, a “Bitcoin Futures ETF”) or invests directly in bitcoin (each, a “Spot Bitcoin ETP”). The Fund may also gain exposure through investment in options on indexes that are designed to track the performance of a basket of Spot Bitcoin ETFs listed on U.S. exchanges, such as the Cboe Bitcoin U.S. ETF Index (“Bitcoin ETF Index”). The Fund expects to achieve its investment objective by purchasing and selling a combination of call and put option contracts that utilize a Bitcoin ETP as the reference asset. The Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in assets providing direct or indirect exposure to bitcoin (“Bitcoin”). Bitcoin includes options on Bitcoin ETF Indexes, options on Bitcoin ETPs, Bitcoin ETPs, and U.S. exchange-traded bitcoin futures contracts. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The notional value of a derivative contract represents the total dollar value of exposure the derivative has to the underlying asset. The Fund’s sale of call options on the Bitcoin ETP to generate income is expected to limit the degree to which the Fund will participate in any gains experienced by the Bitcoin ETP.
The Fund does not invest directly in bitcoin. The Fund does not invest in, or seek direct exposure to, the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.

A traditional covered call strategy is generally considered to be an investment strategy in which an investor (such as the Fund) "writes" (or sells) a call option on an asset it owns to generate income. In a synthetic covered call strategy, rather than selling a call option on an asset the Fund already owns, the Fund writes a put option and purchases a call option on the underlying asset, generally at the same strike price, which is the pre-set price at which the underlying asset may be bought or sold if the option is exercised, to “synthetically” replicate approximately 100% of the price movements of that asset. The Fund can also achieve this synthetic exposure by purchasing deep in-the-money call options on the underlying asset. These approaches synthetically provide the upside and downside participation in the price returns of the Bitcoin ETPs, without directly purchasing the Bitcoin ETPs. The Fund then sells a call option on the same underlying asset to generate income. The Fund may write call options on all or a portion of its net assets. Each time the Fund writes a call option on a Bitcoin ETP, the Fund receives a payment from the investor who buys the call option from the Fund, which is called the premium. If the Fund's value declines because of a decline in the value of a reference asset, the premium that the Fund received for writing the call option on a Bitcoin ETP offsets this loss to some extent. The Fund’s writing (selling) of call options on bitcoin-related instruments will limit the Fund’s upside participation in increases in the value of bitcoin beyond the strike price of the written call options. To the extent the share price of the underlying asset increases up to the strike price, the Fund’s synthetic long exposure and direct exposure to Spot Bitcoin ETPs are expected to result in similar percentage gains. However, if the share price of the underlying asset rises above the strike price of one or more call options written by the Fund, the Fund’s upside participation will be limited.

Deep in-the-money call options have strike prices significantly below the current share price of the corresponding underlying asset, having the effect of synthetically replicating the price movements of the underlying asset with minimal intrinsic value risk. This means the Fund’s investments in deep in-the-money call options will experience potential gains and losses that are commensurate with owning the underlying Bitcoin ETPs outright. The deep in-the-money call option approach may serve as an alternative to the Fund’s strategy of writing put options and purchasing call options on underlying assets, or may be used in conjunction with it, depending on market conditions and the Adviser’s discretion.

In addition, the Fund will generate income by selling call options that reference the Bitcoin ETP at a strike price that is at-the- money or out-of-the-money. An at-the-money call option is a call option with a strike price that is equal to the spot price of the reference asset. An out-of-the-money call option is a call option with a strike price that is greater than the spot price of the reference asset. An in-the-money call option is a call option with a strike price that is less than the spot price of the reference asset. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Bitcoin ETPs’ share price beyond a certain point. If the share price of the Bitcoin ETPs increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if the Bitcoin ETPs’ share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Bitcoin ETPs and the sold Bitcoin ETPs call positions) will limit the Fund’s participation in gains of the Bitcoin ETPs’ share price beyond a certain point. The Fund intends to make periodic distribution payments.

The implications of the options utilized in implementing the synthetic covered call strategy are described in more detail here:

Purchased Call Option – When the Fund purchases a call option, the Fund pays an amount (“premium”) to acquire the right (but not the obligation) to buy shares of a reference asset at a specified exercise (“strike”) price on the expiration date. If the reference asset closes above the strike price as of the expiration date and the Fund exercises the call option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund’s loss is limited to the amount of premium it paid. In the case of deep in-the-money call options, the price of the reference asset is far greater than the strike price. Deep in-the-money call options have higher intrinsic value and are considered to be more stable as the value of the option is closely tied to the reference asset’s price. Because deep in-the-money call options typically require a higher premium, the return on the investment may be limited.

–Purchased Put Option – When the Fund purchases a put option, the Fund pays an amount (“premium”) to acquire the right (but not the obligation) to sell shares of a reference asset at a specified exercise (“strike”) price on or before the expiration date. If the reference asset closes below the strike price as of the expiration date and the Fund exercises the put option, the Fund will be entitled to receive the difference between the strike price and the value of the reference asset. If the reference asset closes above the strike price as of the expiration date, the put option may expire worthless, and the Fund’s loss is limited to the amount of the premium it paid.
Sold Put Option – When the Fund sells a put option, the Fund receives a premium in exchange for an obligation to buy shares of a reference asset at a strike price on the expiration date if the buyer of the put option exercises it. If the reference asset closes below the strike price as of the expiration date and the buyer exercises the put option, the Fund will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund retains the premium.

Sold Call Options – When the Fund sells a call option, the Fund receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund retains the premium.

In implementing its investment strategy, the Fund may invest in traditional exchange-traded options contracts and/or FLexible EXchange® (“FLEX”) options that utilize the Bitcoin ETPs as the reference asset. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the asset underlying the option (in this case, Bitcoin ETPs) at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying asset upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying (put). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. In comparison, FLEX options allow investors to customize key contract terms, including expiration date, exercise style, exercise price, and expanded positions limits. Both traditional exchange-traded options and FLEX options are guaranteed for settlement by the Options Clearing Corporation (“OCC”). It is anticipated that the Fund may invest primarily in both traditional exchange-traded options and/or FLEX options.

In addition to the options contracts, the Fund will hold cash and cash equivalents and may also invest in short-term U.S. Treasury securities and the Global X 1-3 Month T-Bill ETF (the “U.S. Treasury ETF”), a passively managed exchange-traded fund (“ETF”) and affiliate of the Fund. The Fund may also directly hold shares of the Bitcoin ETPs or U.S. exchanges-traded bitcoin futures contracts in effectuating its investment strategy. Bitcoin futures contracts will be standardized, cash-settled bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”).

The Fund seeks to gain exposure to options on Spot Bitcoin ETFs, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, namely the Global X Bitcoin Covered Call Subsidiary Limited (the “Global X Subsidiary”). The Global X Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the Global X Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. However, there are cure periods for certain violations of the asset diversification requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s investment in the Global X Subsidiary is intended to provide the Fund with exposure to options on Spot Bitcoin ETFs while enabling the Fund to satisfy source-of-income requirements that apply to RICs under the Code. The Fund’s allocation determinations may be informed by a variety of criteria, including, but not limited to, liquidity, open interest/free float market capitalization, regulatory requirements, anticipated cost of carry, correlation to the price movements of bitcoin, other fundamental investment considerations and/or the then-current size of the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Global X Subsidiary.

The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Additional Information About Bitcoin Futures ETFs

The Bitcoin Futures ETFs seek to provide investment results that correspond to the performance of bitcoin by investing in bitcoin futures contracts through a wholly-owned Cayman subsidiary. These bitcoin futures contracts are standardized, cash-settled bitcoin futures traded on commodity exchanges registered with the CFTC. The Bitcoin Futures ETFs seek to invest in cash-settled, front-month bitcoin futures contracts, which are contracts with the shortest time to maturity. However, the Bitcoin Futures ETFs may also invest in back-month, cash-settled bitcoin futures contracts, which have a longer time to maturity.

In order to maintain their exposure to bitcoin futures contracts, the Bitcoin Futures ETFs must sell their futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in contango, the Funds may sell the expiring bitcoin futures at a lower price and buy a longer-dated bitcoin futures at a higher price. The price difference between the expiring contract and longer-dated contract associated with rolling bitcoin futures is typically substantially higher than the price difference associated with rolling other futures contracts.

The Bitcoin Futures ETFs may also invest in debt securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds to provide liquidity, serve as margin or collateralize such Bitcoin Futures ETFs' investments in bitcoin futures contracts.

Due to the high margin requirements that are unique to bitcoin futures contracts and certain tests that must be met in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), the Bitcoin Futures ETFs may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to bitcoin futures contracts. The Bitcoin Futures ETFs expect to gain exposure to bitcoin by investing in bitcoin futures contracts.

The Bitcoin Futures ETFs do not invest directly in bitcoin.

Additional Information about Spot Bitcoin ETFs

A Spot Bitcoin ETF seeks to provide investment results that correspond to the performance of bitcoin by holding the digital asset directly, rather than through derivatives or futures contracts. Spot Bitcoin ETFs offer investors transparent and operationally efficient access to bitcoin without the need to manage digital wallets, private keys, or custody solutions, which are typically required when directly accessing bitcoin through peer-to-peer transactions, digital asset platforms, or other means. However, investing in Spot Bitcoin ETFs carries certain risks, including bitcoin’s inherent price volatility, potential regulatory changes, and cybersecurity concerns.

Spot Bitcoin ETFs are typically structured as grantor trusts, where the trust holds bitcoin on behalf of its shareholders. This structure allows investors to directly benefit from changes in the value of the underlying bitcoin, as the trust is designed to pass through the economic risks and rewards of bitcoin ownership. Unlike traditional ETFs that may be registered under the Investment Company Act of 1940, Spot Bitcoin ETFs are not registered under the 1940 Act. As a result, they are not subject to the same regulatory requirements, protections, or governance standards applicable to funds registered under the 1940 Act. The Bitcoin ETFs are not a commodity pool for purposes of the Commodity Exchange Act of 1936, as amended (the “Commodity Exchange Act” or “CEA”), and the sponsors are not subject to regulation by the CFTC as a commodity pool operator or a commodity trading advisor with respect to the Bitcoin ETFs. Instead, these ETFs are governed by other applicable securities laws, which provide a tailored framework for disclosure and investor protection.

The holdings of a Spot Bitcoin ETF consist of bitcoin acquired from digital asset trading platforms or over-the-counter markets. These bitcoin assets are stored with institutional-grade custodians employing advanced security protocols, such as cold storage and multi-signature technology, to minimize the risks of theft or loss.

Additional Information about Options on Bitcoin ETF Indexes

Cboe Bitcoin U.S. ETF Index (CBTX) options are cash-settled, European style index options based on the Cboe Bitcoin U.S. ETF Index. Similarly, the Cboe Mini Bitcoin U.S. ETF Index (MBTX) options are cash-settled, European style index options based on the Cboe Mini Bitcoin U.S. ETF Index that are designed to be 1/10th the size of the standard CBTX options contract. The Cboe Bitcoin U.S. ETF Index is a modified market capitalization-weighted index that is designed to track the performance of a basket of Bitcoin ETFs listed on U.S. exchanges.

European style options cannot be exercised prior to their expiration date and are cash settled. Since European style options can only be exercised at their expiration, they do not carry any risk of early assignment. American style options are physically settled and have early assignment risk as they can be exercised at any time prior to their expiration date. In the case of an American style call option, the underlying asset is transferred from the seller of the call to the buyer of the call when it is exercised. In the case of an American style put option, the underlying asset is transferred from the buyer of the put to the seller of the put when it is exercised.

Additional Information about Bitcoin
Bitcoin is a digital asset of which the ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows an agreed upon set of rules and procedures. This network is referred to as the "Bitcoin network," and the rules and procedures governing the Bitcoin network are commonly referred to as the "Bitcoin protocol." The Bitcoin network allows people to exchange tokens of value, called bitcoin, which are recorded on a public transaction ledger known as the “Bitcoin blockchain.” Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Although nascent in use, bitcoin may be used as a medium of exchange, unit of account or store of value. The value of bitcoin, like the value of other digital assets, is not backed by any government, corporation or other identified body. Ownership and the ability to transfer or take other actions with respect to bitcoin is protected through the Bitcoin protocol, which allows bitcoin to be sent to a publicly available address that is generated from a private numerical key, but which prevents anyone other than the holder of such private numerical key from accessing the bitcoin associated with the publicly available address. The supply of bitcoin is constrained or formulated by its protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. No single entity owns or operates the Bitcoin network, the infrastructure of which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin protocol and the software that enforces the protocol and (3) users who choose what Bitcoin software to run. Bitcoin was released in 2009 and, as a result, there is little data on its long-term investment potential. Bitcoin is not backed by a government-issued legal tender. Bitcoin is “stored” or reflected on a blockchain. A blockchain is a distributed, digital ledger that records and stores transaction data of digital assets in units called “blocks.” The Fund will not invest in bitcoin directly.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in assets providing direct or indirect exposure to bitcoin (“Bitcoin”).
Global X Ethereum Covered Call ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to provide current income while also providing exposure to the price return of one or more U.S.-listed exchange-traded products (“ETPs”) that seek exposure to ether (each an “Ether ETP” and collectively, the “Ether ETPs”), subject to a cap on potential investment gains. The Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in assets providing direct or indirect exposure to ether (“Ether”). Ether is a digital asset that is created and transmitted through the operations of the peer-to-peer Ethereum network (“Ethereum Network”). For purposes of the Fund’s investments, Ether may include Ether ETPs, options on an Ether ETP Index (as defined below), and options on Ether ETPs. The Fund seeks to achieve its investment objective by utilizing a synthetic covered call strategy that is designed to provide current income and exposure to the share price returns of one or more Ether ETPs by purchasing and selling a combination of call and put option contracts that utilize an Ether ETP as the reference asset. The options contracts will reference one or more Ether ETPs that invest principally in ether futures contracts (each, an “Ether Futures ETF”) or invest directly in ether (each, a “Spot Ether ETP”). The Fund will invest in Ether ETPs primarily through a subsidiary organized in the Cayman Islands, namely the Global X Ethereum Covered Call Subsidiary Limited (the “Global X Subsidiary”) and, in some cases, may also invest in Ether ETPs directly. The Fund may also, to the extent available, gain exposure through investment in options on indexes that are designed to track the performance of a basket of Spot Ether ETPs listed on U.S. exchanges (“Ether ETP Index”). For purposes of compliance with the Fund’s investment policy, derivative contracts will be valued at their notional value. The notional value of a derivative contract represents the total dollar value of exposure the derivative has to the underlying asset. The Fund’s sale of call options on the Ether ETP to generate income is expected to limit the degree to which the Fund will participate in any gains experienced by the Ether ETP.
The Fund does not invest directly in ether. The Fund does not invest in, or seek direct exposure to, the current “spot” or cash price of ether. Investors seeking direct exposure to the price of ether should consider an investment other than the Fund.

A traditional covered call strategy is generally considered to be an investment strategy in which an investor (such as the Fund) "writes" (or sells) a call option on an asset it owns to generate income. In a synthetic covered call strategy, rather than selling a call option on an asset the Fund already owns, the Fund writes a put option and purchases a call option on the underlying asset, generally at the same strike price, which is the pre-set price at which the underlying asset may be bought or sold if the option is exercised, to “synthetically” replicate approximately 100% of the price movements of that asset. The Fund can also achieve this synthetic exposure by purchasing deep in-the-money call options on the underlying asset. These approaches synthetically provide the upside and downside participation in the price returns of the Ether ETPs, without directly purchasing the Ether ETPs. The Fund then sells a call option on the same underlying asset to generate income. The Fund may write call options on all or a portion of its net assets. Each time the Fund writes a call option on an Ether ETP, the Fund receives a payment from the investor who buys the call option from the Fund, which is called the premium. If the Fund's value declines because of a decline in the value of a reference asset, the premium that the Fund received for writing the call option on an Ether ETP offsets this loss to some extent. The Fund’s writing (selling) of call options on Ether-related instruments will limit the Fund’s upside participation in increases in the value of Ether beyond the strike price of the written call options. To the extent the share price of the underlying asset increases up to the strike price, the Fund’s synthetic long exposure and direct exposure to Spot Ether ETPs are expected to result in similar percentage gains. However, if the share price of the underlying asset rises above the strike price of one or more call options written by the Fund, the Fund’s upside participation will be limited.

Deep in-the-money call options have strike prices significantly below the current share price of the corresponding underlying asset, having the effect of synthetically replicating the price movements of the underlying asset with minimal intrinsic value risk. This means the Fund’s investments in deep in-the-money call options will experience potential gains and losses that are commensurate with owning the underlying Ether ETPs outright. The deep in-the-money call option approach may serve as an alternative to the Fund’s strategy of writing put options and purchasing call options on underlying assets, or may be used in conjunction with it, depending on market conditions and the Adviser’s discretion.

In addition, the Fund will generate income by selling call options that reference the Ether ETP at a strike price that is at-the- money or out-of-the-money. An at-the-money call option is a call option with a strike price that is equal to the spot price of the reference asset. An out-of-the-money call option is a call option with a strike price that is greater than the spot price of the reference asset. An in-the-money call option is a call option with a strike price that is less than the spot price of the reference asset. It is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Ether ETPs’ share price beyond a certain point. If the share price of the Ether ETPs increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if the Ether ETPs’ share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Ether ETPs and the sold Ether ETPs call positions) will limit the Fund’s participation in gains of the Ether ETPs’ share price beyond a certain point. The Fund intends to make periodic distribution payments.

The implications of the options utilized in implementing the synthetic covered call strategy are described in more detail here:
–Purchased Call Option – When the Fund purchases a call option, the Fund pays an amount (“premium”) to acquire the right (but not the obligation) to buy shares of a reference asset at a specified exercise (“strike”) price on the expiration date. If the reference asset closes above the strike price as of the expiration date and the Fund exercises the call option, the Fund will be entitled to receive the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund’s loss is limited to the amount of premium it paid. In the case of deep in-the-money call options, the price of the reference asset is far greater than the strike price. Deep in-the-money call options have higher intrinsic value and are considered to be more stable as the value of the option is closely tied to the reference asset’s price. Because deep in-the-money call options typically require a higher premium, the return on the investment may be limited.
–Purchased Put Option – When the Fund purchases a put option, the Fund pays an amount (“premium”) to acquire the right (but not the obligation) to sell shares of a reference asset at a specified exercise (“strike”) price on or before the expiration date. If the reference asset closes below the strike price as of the expiration date and the Fund exercises the put option, the Fund will be entitled to receive the difference between the strike price and the value of the reference asset. If the reference asset closes above the strike price as of the expiration date, the put option may expire worthless, and the Fund’s loss is limited to the amount of the premium it paid.
–Sold Put Option – When the Fund sells a put option, the Fund receives a premium in exchange for an obligation to buy shares of a reference asset at a strike price on the expiration date if the buyer of the put option exercises it. If the reference asset closes below the strike price as of the expiration date and the buyer exercises the put option, the Fund will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes above the strike price as of the expiration date, the put option may end up worthless and the Fund retains the premium.
–Sold Call Options – When the Fund sells a call option, the Fund receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund retains the premium.

In implementing its investment strategy, the Fund intends to invest primarily in traditional exchange-traded options contracts and/or FLexible EXchange® (“FLEX”) options that utilize the Ether ETPs as the reference asset, when available. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the asset underlying the option (in this case, Ether ETPs) at a specified exercise price. The writer of an option has the obligation upon exercise of the option to deliver the underlying asset upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying asset (put). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. In comparison, FLEX options allow investors to customize key contract terms, including expiration date, exercise style, exercise price, and expanded positions limits. Both traditional exchange-traded options and FLEX options are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In addition to the options contracts, the Fund will hold cash and cash equivalents and may also invest in short-term U.S. Treasury securities and the Global X 1-3 Month T-Bill ETF (the “U.S. Treasury ETF”), a passively managed exchange-traded fund (“ETF”) and affiliate of the Fund. The Fund may also directly hold shares of the Ether ETPs. The Fund seeks to gain exposure to Ether ETPs and options on Ether ETPs, in whole or in part, through investments in the Global X Subsidiary. The Global X Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the Global X Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. However, there are there are cure periods for certain violations of the asset diversification requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s investment in the Global X Subsidiary is intended to provide the Fund with exposure to Ether ETPs and options on Ether ETPs while enabling the Fund to satisfy source-of-income requirements that apply to RICs under the Code. The Fund’s allocation determinations may be informed by a variety of criteria, including, but not limited to, liquidity, open interest/free float market capitalization, regulatory requirements, anticipated cost of carry, correlation to the price movements of ether, other fundamental investment considerations and/or the then-current size of the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Global X Subsidiary.

The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Additional Information About Ether Futures ETFs

The Ether Futures ETFs seek to provide investment results that correspond to the performance of ether by investing in ether futures contracts through a wholly-owned Cayman subsidiary. These ether futures contracts are standardized, cash-settled Ether futures traded on commodity exchanges registered with the CFTC. The Ether Futures ETFs seek to invest in cash-settled, front-month ether futures contracts, which are contracts with the shortest time to maturity. However, the Ether Futures ETFs may also invest in back-month, cash-settled Ether futures contracts, which have a longer time to maturity.

In order to maintain their exposure to ether futures contracts, the Ether Futures ETFs must sell their futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in contango, the Funds may sell the expiring ether futures at a lower price and buy a longer-dated ether futures at a higher price. The price difference between the expiring contract and longer-dated contract associated with rolling ether futures is typically substantially higher than the price difference associated with rolling other futures contracts.

The Ether Futures ETFs may also invest in debt securities, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds to provide liquidity, serve as margin or collateralize such Ether Futures ETFs' investments in ether futures contracts. Due to the high margin requirements that are unique to ether futures contracts and certain tests that must be met in order to qualify as a regulated investment company ("RIC") under Subchapter M of the Code, the Ether Futures ETFs may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to ether futures contracts. The Ether Futures ETFs expect to gain exposure to ether by investing in Ether futures contracts. The Ether Futures ETFs do not invest directly in ether.

Additional Information about Spot Ether ETPs

A Spot Ether ETP seeks to provide investment results that correspond to the performance of ether by holding the digital asset directly, rather than through derivatives or futures contracts. Spot Ether ETPs offer investors transparent and operationally efficient access to ether without the need to manage digital wallets, private keys, or custody solutions, which are typically required when directly accessing ether through peer-to-peer transactions, digital asset platforms, or other means. However, investing in Spot Ether ETPs carries certain risks, including ether’s inherent price volatility, potential regulatory changes, and cybersecurity concerns.

Spot Ether ETPs are typically structured as grantor trusts, where the trust holds ether on behalf of its shareholders. This structure allows investors to directly benefit from changes in the value of the underlying ether, as the trust is designed to pass through the economic risks and rewards of ether ownership. Unlike traditional ETFs that may be registered under the Investment Company Act of 1940, Spot Ether ETPs are not registered under the 1940 Act. As a result, they are not subject to the same regulatory requirements, protections, or governance standards applicable to funds registered under the 1940 Act. The Spot Ether ETPs are not commodity pools for purposes of the Commodity Exchange Act of 1936, as amended (the “Commodity Exchange Act” or “CEA”), and the sponsors are not subject to regulation by the CFTC as commodity pool operators or a commodity trading advisors with respect to the Ether ETPs. Instead, these ETPs are governed by other applicable securities laws, which provide a tailored framework for disclosure and investor protection.

The holdings of a Spot Ether ETP consist of ether acquired from digital asset trading platforms or over-the-counter markets. These ether assets are stored with institutional-grade custodians employing advanced security protocols, such as cold storage and multi-signature technology, to minimize the risks of theft or loss.

Additional Information about Ether

Ether is a digital asset. The ownership and operation of ether is determined by participants in an online, peer-to-peer network sometimes referred to as the “Ethereum Network.” The Ethereum Network allows people to exchange tokens of value, called ether (or “ETH”), which are recorded on a public transaction ledger known as a blockchain. Ether can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user to end-user transactions under a barter system. The Ethereum Network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. This is commonly referred to as the Ethereum Protocol. The value of ether is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate the trading of ether. Ownership and transaction records for ether are protected through public-key cryptography. The supply of ether is determined by the Ethereum Protocol. Following the initial distribution of ether, ether is created, burned and allocated by the Ethereum Protocol through a process that is currently subject to an issuance and burn rate. “Burning” refers to the process through which tokens are permanently removed from the circulating supply. No single entity owns or operates the Ethereum Network. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “validators”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the Protocol and (3) users who choose which version of the Ethereum software to run. From time to time, the developers suggest changes to the Ethereum software. If a sufficient number of users and validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the Ethereum software, may be created. This is often referred to as a “fork.” The price of the Ether futures contracts in which the Fund invests may reflect the impact of these forks.

Further, the Ethereum Network allows users to write and implement “smart contracts,” which are cryptographic operations that verify and secure Ether transactions. A smart contract operates by a pre-defined set of rules that allows it to automate transactions on the blockchain through code that self-executes on every computer in the Ethereum Network. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than ether on the Ethereum Network. Smart contract operations are executed on the Ethereum Network in exchange for payment of ether. The Ethereum Network is one of a number of projects intended to expand blockchain use beyond a peer-to-peer money system. Unlike other digital assets, such as ether, which are solely created through a progressive mining process, 72.0 million ether were created in connection with the launch of the Ethereum network.

The Fund will not invest in ether directly.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in assets providing direct or indirect exposure to ether (“Ether”).
Global X Treasury Bond Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to achieve its investment objective by investing in assets providing direct or indirect exposure to U.S. Treasury bond obligations, such as U.S. Treasuries, U.S. Treasury STRIPS, and/or U.S. Treasury ETFs (each as defined below, and collectively, the “U.S. Treasury Portfolio”) and selling (writing) call options on U.S. Treasury ETFs to generate additional income. Under normal market circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the U.S. Treasury Portfolio, and write call options that utilize U.S. Treasury ETFs as the reference asset.

The Fund will primarily generate income from the Treasury interest payments earned by U.S. Treasury bond obligations and/or the dividends paid by the U.S. Treasury ETFs held by the Fund. The Fund will also supplementally earn income through the premiums collected from selling call options written on U.S. Treasury ETFs.

U.S. Treasuries are public obligations of the U.S. Treasury. U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) represent a single principal payment or a single interest payment of U.S. Treasury bonds or notes that have been “stripped” into separately tradable components. U.S. Treasury ETFs are ETFs that have significant exposure to U.S. Treasuries. The target duration of the Fund’s U.S. Treasury Portfolio is anticipated to be approximately 20 years. This target duration may vary significantly depending on market conditions, liquidity requirements, and risk-return assessments. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The Fund’s sale of call options on
U.S. Treasury ETFs will limit the Fund’s sensitivity to declines in interest rates and will not limit the Fund’s sensitivity to increases in interest rates.

In general, a call option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from the seller (writer) of the option the security or currency underlying the option (in this case, U.S. Treasury ETFs) at a specified exercise price. The writer of a call option has the obligation upon exercise of the option to deliver the underlying security upon receiving payment of the exercise price, or to settle the difference between the exercise price and the value of the security underlying the option in cash (depending on exercise style). When the Fund sells a call option, the Fund receives a premium in exchange for an obligation to sell shares of a reference asset at a strike price on the expiration date if the buyer of the call option exercises it. If the reference asset closes above the strike price as of the expiration date and the buyer exercises the call option, the Fund will have to pay the difference between the value of the reference asset and the strike price. If the reference asset closes below the strike price as of the expiration date, the call option may end up worthless and the Fund retains the premium.

In implementing its principal investment strategy, the Fund transacts in traditional exchange-traded options contracts and/or FLexible EXchange® (“FLEX”) options that utilize U.S. Treasury ETFs as the reference asset. Traditional exchange-traded options have standardized terms, such as the style (American or European), the reference asset, the strike price and expiration date. In comparison, FLEX options allow investors to customize key contract terms, including expiration date, exercise style, exercise price, and expanded positions limits. Both traditional exchange-traded options and FLEX options are guaranteed for settlement by the Options Clearing Corporation (“OCC”). It is anticipated that the Fund may invest primarily in both traditional exchange-traded options and/or FLEX options.

The Fund may utilize European or American style options. European style options cannot be exercised prior to their expiration date and are cash settled. Since European style options can only be exercised at their expiration, they do not carry any risk of early assignment. American style options are physically settled and have early assignment risk as they can be exercised at any time prior to their expiration date. In the case of an American style call option, the underlying asset is transferred from the seller of the call to the buyer of the call when it is exercised. In the case of an American style put option, the underlying asset is transferred from the buyer of the put to the seller of the put when it is exercised.

For purposes of compliance with the Fund’s 80% investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of call options on U.S. Treasury ETFs to generate income is expected to limit the degree to which the Fund will participate in any gains experienced by the U.S. Treasury Portfolio. The Fund’s potential for capital appreciation will be limited by the sale of call options on U.S. Treasury ETFs due to the correlation between the prices of securities in the Fund’s U.S. Treasury Portfolio and the prices of the U.S. Treasury ETFs upon which call options will be written. If the U.S. Treasury ETF closes above the strike price as of the expiration date and the buyer exercises the call option, the Fund will have to pay the difference between the value of the U.S. Treasury ETF and the strike price. To maintain the potential for capital appreciation through gains experienced by the Fund’s U.S. Treasury Portfolio, the Fund will limit the sale of call options on U.S. Treasury ETFs to only a portion of the Fund’s net assets.

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the U.S. Treasury Portfolio, and write call options that utilize U.S. Treasury ETFs as the reference asset.
Global X Commodity Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide investors with exposure to commodity assets. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its assets in instruments that provide exposure to commodities. “Commodities” are assets such as metals, oil, natural gas, or agricultural products. The Fund will hold U.S. Treasury securities, cash and cash equivalents, shares of the Global X 1-3 Month T-Bill ETF, a passively managed exchange-traded fund and affiliate of the Fund, and shares of the Global X Subsidiary (as defined below) that invests in futures providing exposure to physical Commodities and/or exchange-traded products (“ETPs”) that invest in physical Commodities (“Physical Commodity ETPs”). The Fund’s 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. While the Fund will not invest directly in physical Commodities, it is anticipated that the Fund will gain exposure to Commodities through Commodities futures contracts and Physical Commodity ETPs. The Fund will primarily invest in commodity futures contracts that correspond to the commodity exposures included in the Bloomberg Commodity Index (the “Reference Index”). The Fund may also invest in commodity futures contracts and Physical Commodity ETPs not included in the Reference Index, including off-benchmark commodity futures. Physical Commodity ETPs are not registered under the Investment Company Act of 1940, as amended, and are treated as grantor trusts for tax purposes. The Fund’s holdings in cash, cash equivalents, and U.S. Treasury securities may be used as collateral for futures contracts.

The Fund’s investments will include “long” exposure to listed Commodity futures contracts and Physical Commodity ETPs. To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. The Fund seeks to gain exposure to Commodity futures and Physical Commodity ETPs, in whole or in part, through investments in a subsidiary of the Fund organized in the Cayman Islands, the Global X Commodity Strategy Subsidiary Limited
(the “Global X Subsidiary”). The Global X Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the Global X Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the Global X Subsidiary is intended to provide the Fund with exposure to Commodities and Physical Commodity ETPs while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Global X Subsidiary.

For purposes of portfolio construction, the portfolio managers utilize quantitative macro, quantitative trend and quantitative momentum models (together the “Models”) to assist them in security screening and analysis. These Models have been developed by Wealthspot LLC (“Wealthspot”). Wealthspot is an affiliate of the Fund and the Adviser. Wealthspot does not provide services directly to the Fund.

The quantitative macro model utilizes a combination of macroeconomic data, business fundamentals, and market activity to establish a proprietary macro-economic cycle indicator, which categorizes the current macroeconomic cycle into one of four phases: expansion, recovery, downturn, or repair. The portfolio managers may utilize the macroeconomic cycle indicator when evaluating Commodity segments.

The quantitative trend model evaluates the relationship between the current price of a specific Commodity against the moving average price of the same Commodity. The model output quantifies the trend strength or weakness of the Commodity.

The quantitative momentum model evaluates the relationship between shorter duration moving average prices of a given Commodity against longer-duration moving average prices of the same Commodity, with the model’s output quantifying the momentum a Commodity may have in the market. The portfolio managers may utilize trend and momentum indicators when evaluating specific Commodities.

Typically, the portfolio managers utilize the Models to enhance their allocation decisions; however, the portfolio managers may opt not to utilize the output of the Models.

The portfolio managers may buy and sell securities for the Fund at any time. The Fund’s portfolio may include securities or instruments that are not identified by the Models.
The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets (e.g., 25% or greater) in a smaller number of issuers than a diversified fund
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of the value of its assets in instruments that provide exposure to commodities. “Commodities” are assets such as metals, oil, natural gas, or agricultural products.
Global X U.S. 500 Income Edge ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to generate weekly income by selling (writing) call options and to provide exposure to the Solactive GBS United States 500 Index (the “Reference Index”) by investing in the equity securities that comprise the Reference Index and/or ETFs that share economic characteristics with the component securities of the Reference Index (collectively the “U.S. 500 Portfolio”). The ETFs in the U.S. 500 Portfolio may include ETFs that are affiliated with or unaffiliated with the Fund and the Adviser. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the U.S. 500 Portfolio, and in options written on the U.S. 500 Portfolio. The Reference Index is a float-adjusted market capitalization weighted index containing equity securities of 500 companies, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market.
Target Annual Distributions

The Fund intends to target a 9% annualized distribution rate through option premiums collected from selling call options on a portion of the U.S. 500 Portfolio and dividends paid by the Fund’s U.S. 500 Portfolio. These distributions will be paid on a weekly basis based on the Fund’s NAV as calculated on the business day prior to the ex-dividend date.

There is no assurance the Fund will achieve its target annualized distribution rate. The actual distributions the Fund makes over a one-year period may deviate from its intended target annualized distribution rate as a result of fluctuations in NAV over time.

In seeking to achieve its target 9% annualized distribution rate, the Fund will write call options to generate cash from option premiums. In pursuing the Fund’s 9% annual distribution target, the Fund will generally write call options on only a portion of the U.S. 500 Portfolio, with such portion determined by the Adviser based on market conditions, option premium availability, and the Fund's income objectives. The portion of the U.S. 500 Portfolio that is capped by the written call options will not be able to participate in any appreciation beyond the strike price of the written options. The remaining portion of the Fund’s U.S. 500 Portfolio will be uncapped and may appreciate when the underlying securities appreciate.

To the extent the cash generated from the Fund’s sale of call options falls short of its target annualized distribution rate, distributions will reduce the Fund’s net asset value (“NAV”). If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may be classified, in part or in whole, as a return of capital (“ROC”). A ROC is a return of a shareholder’s invested capital rather than a traditional source of income such as dividends or interest. See the prospectus section titled “ADDITIONAL INFORMATION ABOUT THE FUNDS” for more information about option premiums and ROC.
The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the U.S. 500 Portfolio, and in options written on the U.S. 500 Portfolio.
Global X Nasdaq-100 Income Edge ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”) that seeks to generate weekly income by selling (writing) call options and to provide exposure to the Nasdaq-100 Index (the “Reference Index”) by investing in the equity securities that comprise the Reference Index and/or ETFs that share economic characteristics with the component securities of the Reference Index (collectively the "Nasdaq-100 Portfolio”). The ETFs in the Nasdaq-100 Portfolio may include ETFs that are affiliated with or unaffiliated with the Fund and the Adviser. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the Nasdaq-100 Portfolio, and in options written on the Nasdaq-100 Portfolio. The Reference Index is a modified market capitalization weighted index containing equity securities of the 100 largest non-financial companies listed on the NASDAQ. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities.
Target Annual Distributions

The Fund intends to target a 13% annualized distribution rate through option premiums collected from selling call options on a portion of the Nasdaq-100 Portfolio and dividends paid by the Fund’s Nasdaq-100 Portfolio. These distributions will be paid on a weekly basis based on the Fund’s NAV as calculated on the business day prior to the ex-dividend date.

There is no assurance the Fund will achieve its target annualized distribution rate. The actual distributions the Fund makes over a one-year period may deviate from its intended target annualized distribution rate as a result of fluctuations in NAV over time.

In seeking to achieve its target 13% annualized distribution rate, the Fund will write call options to generate cash from option premiums. In pursuing the Fund’s 13% annual distribution target, the Fund will generally write call options on only a portion of the Nasdaq-100 Portfolio, with such portion determined by the Adviser based on market conditions, option premium availability, and the Fund's income objectives. The portion of the Nasdaq-100 Portfolio that is capped by the written call options will not be able to participate in any appreciation beyond the strike price of the written options. The remaining portion of the Fund’s Nasdaq-100 Portfolio will be uncapped and may appreciate when the underlying securities appreciate.

To the extent the cash generated from the Fund’s sale of call options falls short of its target annualized distribution rate, distributions will reduce the Fund’s net asset value (“NAV”). If the Fund’s NAV declines over time, the dollar amount of future distributions will also decrease. Distributions may be classified, in part or in whole, as a return of capital (“ROC”). A ROC is a return of a shareholder’s invested capital rather than a traditional source of income such as dividends or interest. See the prospectus section titled “ADDITIONAL INFORMATION ABOUT THE FUNDS” for more information about option premiums and ROC.
The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the Nasdaq-100 Portfolio, and in options written on the Nasdaq-100 Portfolio.